UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2009

Item 1. Schedule of Investments.

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND
Schedule of Investments
January 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — 95.8%
Australia — 5.9%
25,665	Ansell Ltd. (Health Care Equipment & Supplies)	$164,978
24,270	Australia and New Zealand Banking Group Ltd. (Commercial Banks)	201,399
9,682	Australian Infrastructure Fund (Transportation Infrastructure)	10,564
14,780	AWB Ltd. (Food & Staples Retailing)	20,447
21,144	Bendigo and Adelaide Bank Ltd. (Commercial Banks)	132,871
40,562	BHP Billiton Ltd. (Metals & Mining)	752,157
29,670	BlueScope Steel Ltd. (Metals & Mining)	65,218
5,456	Caltex Australia Ltd. (Oil, Gas & Consumable Fuels)	29,914
6,574	Centennial Coal Co. Ltd. (Oil, Gas & Consumable Fuels)	11,475
63,950	Challenger Financial Services Group Ltd. (Diversified Financial Services)	47,939
6,837	Coca-Cola Amatil Ltd. (Beverages)	39,397
3,488	Commonwealth Bank of Australia (Commercial Banks)	59,265
30,453	Commonwealth Property Office Fund (REIT)	16,244
14,921	Computershare Ltd. (IT Services)	67,557
60,745	Downer EDI Ltd. (Commercial Services & Supplies)	135,062
12,084	Insurance Australia Group Ltd. (Insurance)	29,520
5,039	Lion Nathan Ltd. (Beverages)	25,937
21,753	Macquarie Group Ltd. (Capital Markets)	347,774
45,903	Metcash Ltd. (Food & Staples Retailing)	121,364
5,974	OneSteel Ltd. (Metals & Mining)	8,995
2,656	Origin Energy Ltd. (Oil, Gas & Consumable Fuels)	23,404
105,814	Qantas Airways Ltd. (Airlines)	162,073
34,005	QBE Insurance Group Ltd. (Insurance)	511,369
10,139	Rio Tinto Ltd.(a) (Metals & Mining)	263,179
213,668	Sigma Pharmaceuticals Ltd. (Health Care Providers & Services)	161,645
3,323	Suncorp-Metway Ltd. (Insurance)	15,485
79,386	Tatts Group Ltd. (Hotels, Restaurants & Leisure)	143,202

Shares	Description	Value
Common Stocks — (continued)
Australia — (continued)
14,931	Tower Australia Group Ltd. (Insurance)	$21,804
33,786	Westfield Group (REIT)	255,002
4,008	Westpac Banking Corp. (Commercial Banks)	39,299
9,819	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	216,057
14,257	Woolworths Ltd. (Food & Staples Retailing)	248,150

		4,348,746

Austria — 0.2%
6,034	OMV AG (Oil, Gas & Consumable Fuels)	171,953

Belgium — 1.4%
2,008	Bekaert NV (Electrical Equipment)	116,427
3,556	Euronav SA (Oil, Gas & Consumable Fuels)	54,009
10,059	Mobistar SA (Wireless Telecommunication Services)	738,216
1,466	Solvay SA (Chemicals)	103,554

		1,012,206

Denmark — 1.1%
6,052	Danisco A/S (Food Products)	222,141
5,750	East Asiatic Co. Ltd. A/S (A/S Det Ostasiatiske Kompagni) (Food Products)	187,581
20,260	H. Lundbeck A/S (Pharmaceuticals)	421,189

		830,911

Finland — 0.9%
40,765	Nokia Oyj(b) (Communications Equipment)	499,636
15,480	TietoEnator Oyj (IT Services)	175,467

		675,103

France — 13.1%
2,578	Alstom SA (Electrical Equipment)	123,859
13,876	BNP Paribas (Commercial Banks)	529,731
5,383	Boiron SA (Pharmaceuticals)	150,028
1,181	Cap Gemini (IT Services)	40,583
4,270	Christian Dior SA(b) (Textiles, Apparel & Luxury Goods)	212,512
355	CNP Assurances (Insurance)	23,627

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND
Schedule of Investments (continued)
January 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
France — (continued)
52,924	France Telecom SA (Diversified Telecommunication Services)	$1,185,976
6,136	Nexans SA (Electrical Equipment)	351,485
2,243	Pernod Ricard SA (Beverages)	140,667
3,049	Remy Cointreau SA (Beverages)	81,006
26,751	Sanofi-Aventis (Pharmaceuticals)	1,504,564
9,881	Schneider Electric SA (Electrical Equipment)	625,301
23,844	SCOR SE (Insurance)	483,564
7,078	Suez Environnement SA* (Multi-Utilities)	112,789
52,279	Total SA (Oil, Gas & Consumable Fuels)	2,605,297
6,346	Valeo SA (Auto Components)	70,603
683	Virbac SA (Pharmaceuticals)	46,658
55,548	Vivendi SA (Media)	1,430,952

		9,719,202

Germany — 10.6%
15,325	Adidas AG(b) (Textiles, Apparel & Luxury Goods)	530,260
41,472	BASF SE (Chemicals)	1,201,406
14,727	Bechtle AG(a) (IT Services)	236,734
1,645	Bilfinger Berger AG (Construction & Engineering)	69,441
2,607	Carl Zeiss Meditec AG (Health Care Equipment & Supplies)	30,909
26,490	Daimler AG (Automobiles)	742,197
5,777	Demag Cranes AG (Machinery)	130,582
6,339	Deutsche Bank AG (Capital Markets)	165,169
2,692	Deutsche Boerse AG (Diversified Financial Services)	135,248
59,906	Deutsche Lufthansa AG (Airlines)	726,071
33,429	E.ON AG (Electric Utilities)	1,076,782
2,188	KWS Saat AG(a) (Food Products)	274,336
25,002	MorphoSys AG* (Life Sciences Tools & Services)	521,917
15,124	MTU Aero Engines Holding AG (Aerospace & Defense)	422,576
2,377	Muenchener Rueckversicherungs-Gesellschaft AG (Insurance)	313,921
5,987	RWE AG (Multi-Utilities)	465,176
5,990	Salzgitter AG (Metals & Mining)	434,301

Shares	Description	Value
Common Stocks — (continued)
Germany — (continued)
17,859	ThyssenKrupp AG(a) (Metals & Mining)	$362,426

		7,839,452

Greece* — 0.1%
19,675	Marfin Investment Group SA (Capital Markets)	72,558

Hong Kong — 1.8%
103,000	Boc Hong Kong Holdings Ltd. (Commercial Banks)	105,073
18,000	Cheung Kong (Holdings) Ltd. (Real Estate Management & Development)	166,079
19,500	CLP Holdings Ltd. (Electric Utilities)	131,988
22,700	Esprit Holdings Ltd. (Specialty Retail)	120,493
45,000	Hang Lung Group Ltd. (Real Estate Management & Development)	144,940
20,000	Hong Kong Electric Holdings Ltd. (Electric Utilities)	117,144
9,100	Hong Kong Exchanges & Clearing Ltd. (Diversified Financial Services)	78,162
39,000	Hutchison Whampoa Ltd. (Industrial Conglomerates)	198,443
2,000	Li & Fung Ltd. (Distributors)	3,979
6,000	Orient Overseas International Ltd. (Marine)	14,126
40,000	Pacific Basin Shipping Ltd. (Marine)	20,509
10,000	Swire Pacific Ltd. (Real Estate Management & Development)	64,579
22,287	The Link (REIT)	41,691
71,000	Wheelock & Co. Ltd. (Real Estate Management & Development)	124,888
1,500	Wing Hang Bank Ltd. (Commercial Banks)	7,251

		1,339,345

Italy — 3.1%
4,312	Davide Campari-Milano SpA (Beverages)	24,393
158,575	Enel SpA (Electric Utilities)	889,475
112,528	Intesa Sanpaolo (Commercial Banks)	354,639
57,962	Intesa Sanpaolo RNC (Commercial Banks)	129,975
370,890	Parmalat SpA (Food Products)	597,492
696,714	Pirelli & C. SpA (Auto Components)	199,332

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND
Schedule of Investments (continued)
January 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Italy — (continued)
25,624	Terna — Rete Elettrica Nationale SpA (Electric Utilities)	$77,846

		2,273,152

Japan — 31.0%
26,600	Aloka Co. Ltd. (Health Care Equipment & Supplies)	218,955
18,400	Aoyama Trading Co. Ltd. (Specialty Retail)	269,232
245,000	Asahi Kasei Corp. (Chemicals)	1,002,234
31,000	Astellas Pharma, Inc. (Pharmaceuticals)	1,173,733
14,300	Brother Industries Ltd. (Office Electronics)	92,497
16,300	CAC Corp. (IT Services)	115,741
23,300	Canon, Inc.(b) (Office Electronics)	635,762
76,000	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	741,972
8,000	Daicel Chemical Industries Ltd. (Chemicals)	35,163
3,400	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	146,336
8,100	Duskin Co. Ltd. (Specialty Retail)	134,749
28,000	Fuji Heavy Industries Ltd. (Automobiles)	80,695
33,000	Fujikura Ltd. (Electrical Equipment)	90,266
27,400	Fuyo General Lease Co. Ltd. (Diversified Financial Services)	428,632
3,300	Hitachi High-Technologies Corp. (Electronic Equipment, Instruments & Components)	49,351
31,000	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	94,558
45,400	Honda Motor Co. Ltd. (Automobiles)	1,043,378
81,000	IHI Corp. (Machinery)	94,070
7,700	Itochu-Shokuhin Co. Ltd.(a) (Food & Staples Retailing)	294,056
7,000	Kasumi Co. Ltd. (Food & Staples Retailing)	33,401
20,000	Kawasaki Kisen Kaisha Ltd. (Marine)	72,874
21,700	Komori Corp. (Machinery)	202,876
76,000	Kubota Corp. (Machinery)	413,352
48,600	Leopalace21 Corp. (Real Estate Management & Development)	410,078
5,800	Matsui Securities Co. Ltd. (Capital Markets)	43,380

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
3,800	Mimasu Semiconductor Industry Co. Ltd. (Semiconductors & Semiconductor Equipment)	$39,493
47,000	Mitsubishi Electric Corp. (Electrical Equipment)	215,712
11,500	Mitsubishi UFJ Financial Group, Inc. (Commercial Banks)	63,794
37,000	Mitsui & Co. Ltd. (Trading Companies & Distributors)	386,104
104,000	Mitsui O.S.K. Lines Ltd. (Marine)	593,975
3,900	Mitsumi Electric Co. Ltd. (Computers & Peripherals)	50,667
425,000	Mizuho Financial Group, Inc.(a) (Commercial Banks)	1,051,988
185,000	NEC Corp. (Computers & Peripherals)	493,258
1,900	Nintendo Co. Ltd. (Software)	589,028
51,000	Nippon Express Co. Ltd. (Road & Rail)	182,547
84,000	Nippon Oil Corp. (Oil, Gas & Consumable Fuels)	365,007
10,000	Nippon Soda Co. Ltd. (Chemicals)	37,396
24,100	Nippon Telephone & Telegraph Corp. (Diversified Telecommunication Services)	1,167,211
86,000	Nippon Yusen Kabushiki Kaisha (Marine)	402,948
186,400	Nissan Motor Co. Ltd. (Automobiles)	561,544
40,000	Nisshin Seifun Group, Inc. (Food Products)	434,739
200,000	Nisshin Steel Co. Ltd. (Metals & Mining)	334,140
5,600	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	99,200
32	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	55,746
2,500	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals)	131,830
254,000	Osaka Gas Co. Ltd. (Gas Utilities)	1,082,209
37,000	Panasonic Corp. (Household Durables)	448,908
74,000	Ricoh Co. Ltd. (Office Electronics)	903,072
1,000	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	49,665
4,700	Sanshin Electronics Co. Ltd. (Electronic Equipment, Instruments & Components)	35,501

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND
Schedule of Investments (continued)
January 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
2,600	Sega Sammy Holdings, Inc. (Leisure Equipment & Products)	$32,897
4,100	Seiko Epson Corp. (Computers & Peripherals)	52,047
32,000	Sekisui Chemical Co. Ltd. (Household Durables)	178,098
12,000	Sekisui House Ltd. (Household Durables)	100,790
13,500	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	360,003
95,000	Sompo Japan Insurance, Inc. (Insurance)	592,380
14,500	Sumitomo Corp. (Trading Companies & Distributors)	131,217
54,000	Sumitomo Electric Industries Ltd. (Electrical Equipment)	406,467
5,800	Sumitomo Mitsui Financial Group, Inc. (Commercial Banks)	229,862
8,300	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	388,924
34,000	Takihyo Co. Ltd. (Distributors)	190,072
138,000	The Bank of Yokohama Ltd. (Commercial Banks)	704,859
7,600	The Daiei, Inc.* (Multiline Retail)	34,121
7,700	The Kansai Electric Power Co., Inc. (Electric Utilities)	211,043
3,100	The Okinawa Electric Power Co., Inc. (Electric Utilities)	214,410
15,000	The Sumitomo Trust & Banking Co. Ltd. (Commercial Banks)	73,552
14,000	Toho Gas Co. Ltd. (Gas Utilities)	85,448
23,000	Tokio Marine Holdings, Inc. (Insurance)	609,199
10,200	Tokyo Steel Manufacturing Co. Ltd. (Metals & Mining)	99,979
4,000	Toppan Printing Co. Ltd. (Commercial Services & Supplies)	26,935
125	West Japan Railway Co. (Road & Rail)	508,400
7,000	Yokogawa Electric Corp. (Electronic Equipment, Instruments & Components)	31,828

		22,955,554

Netherlands — 5.2%
34,059	ArcelorMittal (Metals & Mining)	762,168
3,760	ASM International NV* (Semiconductors & Semiconductor Equipment)	27,264
931	Corio NV (REIT)	39,828

Shares	Description	Value
Common Stocks — (continued)
Netherlands — (continued)
12,877	Crucell NV* (Biotechnology)	$228,358
43,467	European Aeronautic Defence & Space Co.(a) (Aerospace & Defense)	756,555
18,905	ING Groep NV (Diversified Financial Services)	156,024
45,282	Koninklijke (Royal) Philips Electronics NV (Industrial Conglomerates)	823,053
11,813	Koninklijke Ahold NV (Food & Staples Retailing)	141,645
12,453	Koninklijke DSM NV (Chemicals)	298,407
25,221	Royal Dutch Shell PLC (Oil, Gas & Consumable Fuels)	621,467

		3,854,769

Norway — 0.6%
14,200	Den Norske Bank (Commercial Banks)	48,156
50,300	Seadrill Ltd. (Energy Equipment & Services)	416,849

		465,005

Portugal — 0.3%
62,510	Redes Energeticas Nacionais SA (Multi-Utilities)	238,936

Singapore — 1.0%
26,000	Ascendas Real Estate Investment Trust (REIT)	24,564
13,000	Capitaland Ltd. (Real Estate Management & Development)	20,131
19,000	DBS Group Holdings Ltd. (Commercial Banks)	109,389
141,000	Golden Agri-Resources Ltd. (Food Products)	28,187
4,673	Jardine Cycle & Carriage Ltd. (Distributors)	32,901
17,000	Keppel Corp. Ltd. (Industrial Conglomerates)	44,761
41,000	Neptune Orient Lines Ltd. (Marine)	29,895
57,000	Noble Group Ltd. (Trading Companies & Distributors)	38,399
56,000	Oversea-Chinese Banking Corp. Ltd. (Commercial Banks)	187,973
5,000	SembCorp Industries Ltd. (Industrial Conglomerates)	7,433
3,340	Singapore Airlines Ltd. (Airlines)	24,410
6,000	Singapore Exchange Ltd. (Diversified Financial Services)	20,108

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND
Schedule of Investments (continued)
January 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Singapore — (continued)
4,000	Singapore Technologies Engineering Ltd. (Aerospace & Defense)	$5,961
77,000	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	133,654
3,000	United Overseas Bank Ltd. (Commercial Banks)	23,281
29,000	UOL Group Ltd. (Real Estate Management & Development)	36,985

		768,032

Spain — 6.5%
144,975	Banco Bilbao Vizcaya Argentaria SA (Commercial Banks)	1,351,877
25,523	Banco Popular Espanol SA (Commercial Banks)	174,896
174,043	Banco Santander SA (Commercial Banks)	1,408,378
54,938	Iberdrola SA (Electric Utilities)	425,393
182,430	Iberia Lineas Aereas de Espana SA (Airlines)	420,338
65,889	Mapfre SA (Insurance)	185,691
13,882	Repsol YPF SA (Oil, Gas & Consumable Fuels)	247,929
35,387	Telefonica SA (Diversified Telecommunication Services)	627,370

		4,841,872

Sweden — 3.0%
11,440	Alfa Laval AB (Machinery)	79,750
17,945	Castellum AB (Real Estate Management & Development)	114,404
5,539	Modern Times Group AB Class B (Media)	94,288
81,393	Nordea Bank AB (Commercial Banks)	430,362
6,411	Swedish Match AB (Tobacco)	86,490
128,865	Telefonaktiebolaget LM Ericsson Class B (Communications Equipment)	1,013,997
45,402	TeliaSonera AB (Diversified Telecommunication Services)	199,096
19,800	Wihlborgs Fastigheter AB (Real Estate Management & Development)	221,755

		2,240,142

Shares	Description	Value
Common Stocks — (continued)
Switzerland — 7.8%
47,789	ABB Ltd.* (Electrical Equipment)	$620,571
663	Acino Holding AG (Pharmaceuticals)	120,876
8,891	Actelion Ltd.* (Biotechnology)	482,486
1,966	Baloise Holding AG (Insurance)	121,969
24,175	Compagnie Financiere Richemont SA (Textiles, Apparel & Luxury Goods)	354,319
18,794	Credit Suisse Group (Capital Markets)	479,652
51	Elektrizitaets-Gesellschaft Laufenburg AG (Electric Utilities)	49,108
568	Helvetia Holding AG (Insurance)	119,695
48,129	Nestle SA (Food Products)	1,663,305
14,307	Novartis AG (Pharmaceuticals)	587,881
4,214	PSP Swiss Property AG* (Real Estate Management & Development)	178,345
1,342	Syngenta AG (Chemicals)	259,529
663	Valora Holding AG (Specialty Retail)	95,736
3,414	Zurich Financial Services AG (Insurance)	615,584

		5,749,056

United Kingdom — 2.2%
131,185	BP PLC (Oil, Gas & Consumable Fuels)	929,063
15,918	BP PLC ADR(b) (Oil, Gas & Consumable Fuels)	676,037

		1,605,100

TOTAL COMMON STOCKS		$71,001,094

Preferred Stocks — 0.2%
Germany — 0.2%
3,911	Draegerwerk AG (Health Care Equipment & Supplies)	$99,297
586	Fresenius SE (Health Care Equipment & Supplies)	32,403
506	Porsche Automobil Holding SE (Automobiles)	29,656

		161,356

TOTAL PREFERRED STOCKS		$161,356

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND
Schedule of Investments (continued)
January 31, 2009 (Unaudited)

	Expiration
Units	Date	Value
Right* — 0.0%
Singapore — 0.0%
Ascendas Real Estate (REIT)
1,773	02/09	$306

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL		$71,162,756

	Interest
Shares	Rate	Value
Securities Lending Collateral(c) — 2.8%
Boston Global Investment Trusts — Enhanced Portfolio II
2,094,003	0.762%	$2,068,875

TOTAL INVESTMENTS — 98.8%		$73,231,631

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%		925,445

NET ASSETS — 100.0%		$74,157,076

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) All or a portion of security is segregated for initial margin requirements on futures transactions.
(c) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2009.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

Investment Abbreviations:
ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND

Schedule of Investments

January 31, 2009 (Unaudited)

	Notional	Current	Unrealized
	Value	Value	Gain (Loss)
Total Return Swap Long Positions
Australia — 0.6%
Bank of Queensland Ltd. (Commercial Banks)	$29,933	$29,025	$(908)
Felix Resources Ltd. (Oil, Gas & Consumable Fuels)	19,064	18,247	(817)
Fortescue Metals Group Ltd. (Metals & Mining)	23,678	22,321	(1,357)
Santos Ltd. (Oil, Gas & Consumable Fuels)	48,266	46,655	(1,611)
Straits Resources Ltd. (Metals & Mining)	11,223	10,646	(577)

			(5,270)

Belgium — 3.7%
Delhaize Group (Food & Staples Retailing)	441,845	438,257	(3,588)
Omega Pharma SA (Health Care Equipment & Supplies)	76,812	76,108	(704)
UCB SA (Pharmaceuticals)	287,134	284,699	(2,435)

			(6,727)

Denmark — 0.8%
A.P. Moller — Maersk A/S Class B (Marine)	92,064	90,814	(1,250)
Vestas Wind Systems A/S (Electrical Equipment)	79,328	77,875	(1,453)

			(2,703)

Finland — 1.1%
Kesko Oyj Class B (Food & Staples Retailing)	232,231	230,701	(1,530)

France — 3.2%
AXA SA (Insurance)	281,345	282,188	843
Rallye SA (Food & Staples Retailing)	25,633	25,343	(290)
Safran SA (Aerospace & Defense)	42,246	41,860	(386)
Unibail-Rodamco (REIT)	354,318	351,246	(3,072)

			(2,905)

Germany — 0.4%
Suedzucker AG (Food Products)	94,696	94,466	(230)

Hong Kong — 0.6%
Mongolia Energy Corp. Ltd. (Oil, Gas & Consumable Fuels)	46,445	45,868	(577)

	Notional	Current	Unrealized
	Value	Value	Gain (Loss)
Total Return Swap Long Positions — (continued)
Hong Kong — (continued)
New World Development Co. Ltd. (Real Estate Management & Development)	$88,908	$89,103	$195

			(382)

Japan — 6.8%
ASKA Pharmaceutical Co. Ltd. (Pharmaceuticals)	27,474	27,194	(280)
Circle K. Sunkus Co. Ltd. (Food & Staples Retailing)	151,646	149,921	(1,725)
Fuji Soft, Inc. (Software)	27,323	26,935	(388)
FUJIFILM Holdings Corp. (Electronic Equipment, Instruments & Components)	132,440	128,993	(3,447)
Hitachi Transport System Ltd. (Road & Rail)	70,658	69,337	(1,321)
JFE Holdings, Inc. (Metals & Mining)	56,281	54,675	(1,606)
Mazda Motor Corp. (Automobiles)	22,257	21,704	(553)
Mitsubishi Heavy Industries Ltd. (Machinery)	34,763	34,008	(755)
Mitsui Sugar Co. Ltd. (Food Products)	50,381	49,370	(1,011)
Nippon Meat Packers, Inc. (Food Products)	25,795	25,199	(596)
Nippon Shinyaku Co. Ltd. (Pharmaceuticals)	162,853	160,775	(2,078)
Nisshinbo Industries, Inc. (Textiles, Apparel & Luxury Goods)	67,510	65,713	(1,797)
Okabe Co. Ltd. (Construction Materials)	91,693	90,091	(1,602)
Sankyo Co. Ltd. (Leisure Equipment & Products)	248,948	244,601	(4,347)
Sharp Corp. (Household Durables)	128,851	126,215	(2,636)
Sojitz Corp. (Trading Companies & Distributors)	92,032	89,327	(2,705)
Sorun Corp. (Software)	24,412	24,067	(345)
Sumitomo Heavy Industries Ltd. (Machinery)	26,153	25,398	(755)
Taikisha Ltd. (Construction & Engineering)	32,445	31,903	(542)
Warabeya Nichiyo Co. Ltd. (Food Products)	27,636	27,387	(249)
			(28,738)

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND

Schedule of Investments (continued)

January 31, 2009 (Unaudited)

	Notional	Current	Unrealized
	Value	Value	Gain (Loss)
Total Return Swap Long Positions — (continued)
Netherlands — 2.1%
Royal Dutch Shell PLC Class B (Oil, Gas & Consumable Fuels)	$374,828	$374,088	$(740)
USG People NV (Professional Services)	78,837	78,016	(821)

			(1,561)

Portugal — 2.0%
Jeronimo Martins, SGPS SA (Food & Staples Retailing)	216,165	214,263	(1,902)
Portugal Telecom, SGPS SA (Diversified Telecommunication Services)	219,789	219,146	(643)

			(2,545)

Singapore — 0.3%
CapitaMall Trust (REIT)	2,032	2,074	42
Cosco Corp. (Singapore) Ltd. (Machinery)	51,878	48,920	(2,958)
Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	12,859	12,502	(357)
Wilmar International Ltd. (Food Products)	7,673	7,522	(151)

			(3,424)

Spain — 0.4%
Grupo Ferrovial SA (Construction & Engineering)	38,378	38,029	(349)
Viscofan SA (Food Products)	55,876	55,471	(405)

			(754)

United Kingdom — 78.0%
Anglo American PLC (Metals & Mining)	550,765	545,485	(5,280)
AstraZeneca PLC (Pharmaceuticals)	1,132,380	1,138,731	6,351
Aviva PLC (Insurance)	207,911	209,841	1,930
Beazley Group PLC (Insurance)	69,201	69,376	175
BG Group PLC (Oil, Gas & Consumable Fuels)	896,344	901,230	4,886
BHP Billiton PLC (Metals & Mining)	1,113,135	1,098,167	(14,968)
BP PLC (Oil, Gas & Consumable Fuels)	602,792	601,750	(1,042)
Brit Insurance Holdings PLC (Insurance)	270,340	271,354	1,014

	Notional	Current	Unrealized
	Value	Value	Gain (Loss)
Total Return Swap Long Positions — (continued)
United Kingdom — (continued)
British Airways PLC (Airlines)	$40,799	$40,855	$56
BT Group PLC (Diversified Telecommunication Services)	71,297	71,753	456
Centrica PLC (Multi-Utilities)	119,396	120,016	620
Compass Group PLC (Hotels, Restaurants & Leisure)	434,138	436,273	2,135
Dairy Crest Group PLC (Food Products)	43,223	43,537	314
Drax Group PLC (Independent Power Producers & Energy Traders)	597,079	601,026	3,947
Game Group PLC (Specialty Retail)	426,639	428,323	1,684
GKN PLC (Auto Components)	186,640	188,303	1,663
GlaxoSmithKline PLC (Pharmaceuticals)	595,759	600,576	4,817
HSBC Holdings PLC (Commercial Banks)	1,751,564	1,743,708	(7,856)
International Personal Finance (Consumer Finance)	186,226	186,955	729
Investec PLC (Capital Markets)	62,411	62,821	410
J Sainsbury PLC (Food & Staples Retailing)	858,959	862,977	4,018
Keller Group PLC (Construction & Engineering)	132,127	132,792	665
Kingfisher PLC (Specialty Retail)	162,053	162,522	469
Man Group PLC (Capital Markets)	86,970	87,264	294
Meggitt PLC (Aerospace & Defense)	87,901	88,400	499
Petrofac Ltd. (Energy Equipment & Services)	141,180	142,561	1,381
PV Crystalox Solar PLC (Electrical Equipment)	25,768	25,933	165
Reckitt Benckiser Group PLC (Household Products)	240,470	241,321	851
Rexam PLC (Containers & Packaging)	328,551	329,627	1,076
Rio Tinto PLC (Metals & Mining)
	289,993	288,437	(1,556)
Rolls-Royce Group PLC (Aerospace & Defense)	159,333	159,689	356
Tate & Lyle PLC (Food Products)	792,919	797,172	4,253
The Weir Group PLC (Machinery)	75,192	75,192	—

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND

Schedule of Investments (continued)

January 31, 2009 (Unaudited)

	Notional	Current	Unrealized
	Value	Value	Gain (Loss)
Total Return Swap Long Positions — (continued)
United Kingdom — (continued)
Thomas Cook Group PLC (Hotels, Restaurants & Leisure)	$583,379	$587,371	$3,992
Thomson Reuters PLC (Media)	591,281	593,148	1,867
Tui Travel PLC (Hotels, Restaurants & Leisure)	415,424	418,068	2,644
Vodafone Group PLC (Wireless Telecommunication Services)	865,265	863,676	(1,589)
Whitbread PLC (Hotels, Restaurants & Leisure)	263,795	264,691	896
William Morrison Supermarkets PLC (Food & Staples Retailing)	902,730	907,803	5,073
Wolseley PLC (Trading Companies & Distributors)	120,842	120,904	62
WPP PLC (Media)	258,435	259,505	1,070
WS Atkins PLC (Professional Services)	36,249	36,411	162
Xstrata PLC (Metals & Mining)	116,582	116,579	(3)

			28,686

TOTAL LONG POSITIONS OF TOTAL RETURN SWAP	$21,728,472	$21,700,389	$(28,083)

Total Return Swap Short Positions
Australia — 1.8%
ABB Grain Ltd. (Food & Staples Retailing)	$(34,884)	$(33,812)	$1,072
Ausenco Ltd. (Construction & Engineering)	(24,821)	(23,852)	969
Consolidated Media Holdings Ltd. (Media)	(71,238)	(69,083)	2,155
Gunns Ltd. (Paper & Forest Products)	(25,633)	(24,657)	976
Primary Health Care Ltd. (Health Care Providers & Services)	(89,572)	(86,971)	2,601
Seek Ltd. (Professional Services)	(126,458)	(122,069)	4,389
SP Ausnet (Electric Utilities)	(33,184)	(32,273)	911
West Australian Newspapers Holdings Ltd. (Media)	(52,821)	(51,284)	1,537

			14,610

Austria — 1.4%
Intercell AG (Biotechnology)	(61,498)	(60,787)	711

	Notional	Current	Unrealized
	Value	Value	Gain (Loss)
Total Return Swap Short Positions — (continued)
Austria — (continued)
Palfinger AG (Machinery)	$(50,000)	$(49,497)	$503
Strabag SE (Construction & Engineering)	(128,609)	(126,776)	1,833
Telekom Austria AG (Diversified Telecommunication Services)	(94,059)	(93,359)	700

			3,747

Belgium — 6.4%
Colruyt SA (Food & Staples Retailing)	(1,366,290)	(1,357,361)	8,929
Telenet Group Holding NV (Diversified Telecommunication Services)	(198,924)	(197,291)	1,633

			10,562

Bermuda — 1.0%
Aquarius Platinum Ltd. (Metals & Mining)	(216,804)	(214,180)	2,624
Aquarius Platinum Ltd. (Metals & Mining)	(25,402)	(24,076)	1,326

			3,950

Denmark — 2.2%
Genmab A/S (Biotechnology)	(108,511)	(107,048)	1,463
NKT Holding A/S (Machinery)	(441,533)	(435,364)	6,169

			7,632

Finland — 1.5%
Nokian Renkaat Oyj (Auto Components)	(156,649)	(155,449)	1,200
Outokumpu Oyj (Metals & Mining)	(164,472)	(163,223)	1,249
Talvivaara Mining Co. PLC (Metals & Mining)	(55,018)	(55,206)	(188)

			2,261

France — 15.6%
Air Liquide SA (Chemicals)	(620,397)	(615,342)	5,055
April Group (Insurance)	(55,524)	(55,144)	380
Arkema (Chemicals)
	(369,366)	(364,753)	4,613
Compagnie Generale des Etablissements Michelin Class B (Auto Components)	(101,842)	(100,823)	1,019
Credit Agricole SA (Commercial Banks)	(32,399)	(31,982)	417
EDF Energies Nouvelles SA (Independent Power Producers & Energy Traders)	(80,895)	(80,069)	826

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND

Schedule of Investments (continued)

January 31, 2009 (Unaudited)

	Notional	Current	Unrealized
	Value	Value	Gain (Loss)
Total Return Swap Short Positions — (continued)
France — (continued)
Eramet (Metals & Mining)	$(22,108)	$(21,788)	$320
Eurofins Scientific (Life Sciences Tools & Services)	(69,536)	(68,894)	642
Ingenico SA (Electronic Equipment, Instruments & Components)	(75,036)	(74,360)	676
Klepierre (REIT)	(418,204)	(414,114)	4,090
Natixis (Commercial Banks)	(354,302)	(349,573)	4,729
Orpea (Health Care Providers & Services)	(145,198)	(143,805)	1,393
PSA Peugeot Citroen (Automobiles)	(465,661)	(460,564)	5,097
Sechilienne SA (Independent Power Producers & Energy Traders)	(27,952)	(27,708)	244
Thales SA (Aerospace & Defense)	(413,921)	(409,940)	3,981
UbiSoft Entertainment SA (Software)	(224,463)	(222,084)	2,379
Veolia Environnement (Multi-Utilities)	(342,825)	(339,929)	2,896

			38,757

Germany — 10.1%
Centrotherm Photovoltaics AG (Electrical Equipment)	(52,369)	(51,987)	382
Deutsche Postbank AG (Commercial Banks)	(725,150)	(718,241)	6,909
ElringKlinger AG (Auto Components)	(73,967)	(75,410)	(1,443)
Fraport AG (Transportation Infrastructure)	(252,305)	(252,070)	235
Generali Deutschland Holding AG (Insurance)	(47,821)	(47,689)	132
Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	(43,501)	(42,719)	782
KUKA AG (Machinery)	(61,444)	(61,437)	7
Linde AG (Chemicals)	(510,820)	(503,527)	7,293
Siemens AG (Industrial Conglomerates)	(311,984)	(310,617)	1,367
Stada Arzneimittel AG (Pharmaceuticals)	(71,241)	(70,222)	1,019
United Internet AG (Internet Software & Services)	(313,914)	(309,907)	4,007

			20,690

	Notional	Current	Unrealized
	Value	Value	Gain (Loss)
Total Return Swap Short Positions — (continued)
Gibraltar — 0.6%
888 Holdings PLC (Hotels, Restaurants & Leisure)	$(113,360)	$(113,889)	$(529)
PartyGaming PLC (Hotels, Restaurants & Leisure)	(42,204)	(42,589)	(385)

			(914)

Japan — 27.8%
All Nippon Airways Co. Ltd. (Airlines)	(121,809)	(120,116)	1,693
Chiyoda Corp. (Construction & Engineering)	(61,397)	(59,706)	1,691
Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	(261,939)	(258,475)	3,464
Citizen Holdings Co. Ltd. (Electronic Equipment, Instruments & Components)	(176,467)	(173,431)	3,036
Daikin Industries Ltd. (Building Products)	(99,451)	(96,292)	3,159
Hitachi Capital Corp. (Consumer Finance)	(44,698)	(43,709)	989
Hitachi Metals Ltd. (Metals & Mining)	(168,025)	(164,885)	3,140
Hoya (Electronic Equipment, Instruments & Components)	(107,669)	(105,210)	2,459
Inpex Corp. (Oil, Gas & Consumable Fuels)	(393,406)	(380,358)	13,048
JSR Corp. (Chemicals)	(111,001)	(108,206)	2,795
Keyence Corp. (Electronic Equipment, Instruments & Components)	(111,576)	(109,128)	2,448
Kintetsu Corp. (Road & Rail)	(173,578)	(171,767)	1,811
Kyowa Hakko Kirin Co. Ltd. (Pharmaceuticals)	(183,386)	(180,549)	2,837
Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	(271,160)	(262,268)	8,892
Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	(284,169)	(280,020)	4,149
Nagoya Railroad Co. Ltd. (Road & Rail)	(499,295)	(493,730)	5,565
NGK Spark Plug Co. Ltd. (Auto Components)	(187,551)	(184,502)	3,049
NIDEC Corp. (Electronic Equipment, Instruments & Components)	(150,974)	(148,921)	2,053

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND

Schedule of Investments (continued)

January 31, 2009 (Unaudited)

	Notional	Current	Unrealized
	Value	Value	Gain (Loss)
Total Return Swap Short Positions — (continued)
Japan — (continued)
Olympus Corp. (Health Care Equipment & Supplies)	$(132,736)	$(128,420)	$4,316
Rakuten, Inc. (Internet & Catalog Retail)	(82,349)	(81,357)	992
Rengo Co. Ltd. (Containers & Packaging)	(124,138)	(123,426)	712
Sohgo Security Services Co. Ltd. (Commercial Services & Supplies)	(106,999)	(105,261)	1,738
Sony Financial Holdings, Inc. (Insurance)	(60,860)	(59,326)	1,534
Sugi Holdings Co. Ltd. (Food & Staples Retailing)	(466,973)	(458,882)	8,091
Sysmex Corp. (Health Care Equipment & Supplies)	(181,981)	(179,154)	2,827
The Bank of Kyoto Ltd. (Commercial Banks)	(171,070)	(168,382)	2,688
The Joyo Bank Ltd. (Commercial Banks)	(66,368)	(65,079)	1,289
THK Co. Ltd. (Machinery)	(511,248)	(500,109)	11,139
Tokyu Corp. (Road & Rail)	(101,456)	(99,811)	1,645
Toshiba Corp. (Computers & Peripherals)	(437,909)	(429,416)	8,493
Trend Micro, Inc. (Software)	(238,385)	(231,802)	6,583
Ushio, Inc. (Electrical Equipment)	(256,659)	(252,388)	4,271
Yakult Honsha Co. Ltd. (Food Products)	(117,931)	(116,107)	1,824
Yamada Denki Co. Ltd. (Specialty Retail)	(223,276)	(217,998)	5,278
Yamato Holdings Co. Ltd. (Air Freight & Logistics)	(31,135)	(30,469)	666
Yoshinoya Holdings Co. Ltd. (Hotels, Restaurants & Leisure)	(58,934)	(58,282)	652
Zensho Co. Ltd. (Hotels, Restaurants & Leisure)	(89,006)	(87,664)	1,342

			132,358

Netherlands — 3.5%
Draka Holding NV (Electrical Equipment)	(168,977)	(166,972)	2,005
Heineken NV (Beverages)	(139,793)	(138,692)	1,101
SBM Offshore NV (Energy Equipment & Services)	(296,501)	(293,528)	2,973

	Notional	Current	Unrealized
	Value	Value	Gain (Loss)
Total Return Swap Short Positions — (continued)
Netherlands — (continued)
Smit Internationale NV (Transportation Infrastructure)	$(37,577)	$(37,215)	$362
STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	(143,607)	(142,056)	1,551
TNT NV (Air Freight & Logistics)	(81,849)	(80,821)	1,028

			9,020

Norway — 0.3%
Norwegian Energy Co. ASA (Oil, Gas & Consumable Fuels)	(44,753)	(44,436)	317
ODIM ASA (Machinery)	(24,675)	(24,393)	282

			599

Spain — 5.8%
Grifols SA (Biotechnology)	(680,889)	(673,590)	7,299
Iberdrola Renovables SA (Independent Power Producers & Energy Traders)	(524,321)	(518,325)	5,996
Obrascon Huarte Lain SA (Construction & Engineering)	(219,748)	(217,690)	2,058

			15,353

Sweden — 1.4%
Hexagon AB Class B (Machinery)	(83,388)	(81,722)	1,666
Investor AB (Diversified Financial Services)	(121,255)	(119,219)	2,036
Kinnevik Investment AB (Diversified Financial Services)	(148,235)	(145,431)	2,804

			6,506

United Kingdom — 20.6%
Burberry Group PLC (Textiles, Apparel & Luxury Goods)	(394,751)	(396,435)	(1,684)
Carpetright PLC (Specialty Retail)	(27,940)	(28,022)	(82)
CSR PLC (Semiconductors & Semiconductor Equipment)	(189,019)	(189,304)	(285)
Daily Mail and General Trust PLC (Media)	(338,069)	(339,455)	(1,386)
Dignity PLC (Diversified Consumer Services)	(109,287)	(110,077)	(790)
Evolution Group PLC (Capital Markets)	(55,016)	(55,324)	(308)

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND

Schedule of Investments (continued)

January 31, 2009 (Unaudited)

	Notional	Current	Unrealized
	Value	Value	Gain (Loss)
Total Return Swap Short Positions — (continued)
United Kingdom — (continued)
Gem Diamonds Ltd. (Metals & Mining)	$(115,890)	$(116,214)	$(324)
Greene King PLC (Hotels, Restaurants & Leisure)	(134,450)	(135,134)	(684)
Hikma Pharmaceuticals PLC (Pharmaceuticals)	(176,125)	(176,685)	(560)
Hochschild Mining PLC (Metals & Mining)	(271,197)	(272,297)	(1,100)
Hunting PLC (Oil, Gas & Consumable Fuels)	(190,080)	(191,035)	(955)
Kesa Electricals PLC (Specialty Retail)	(75,752)	(76,178)	(426)
Ladbrokes PLC (Hotels, Restaurants & Leisure)	(163,007)	(164,037)	(1,030)
Lonmin PLC (Metals & Mining)	(420,213)	(419,760)	453
Melrose PLC (Machinery)	(65,960)	(66,542)	(582)
Misys PLC (Software)	(79,288)	(79,445)	(157)
Mitchells & Butlers PLC (Hotels, Restaurants & Leisure)	(522,180)	(525,096)	(2,916)
Mouchel Group PLC (Professional Services)	(37,814)	(37,967)	(153)
Reed Elsevier PLC (Media)	(582,354)	(587,326)	(4,972)
SABMiller PLC (Beverages)	(428,466)	(430,962)	(2,496)
Severn Trent PLC (Water Utilities)	(180,734)	(182,051)	(1,317)
Smith & Nephew PLC (Health Care Equipment & Supplies)	(147,376)	(149,375)	(1,999)
Stagecoach Group PLC (Road & Rail)	(95,601)	(95,821)	(220)
United Business Media Ltd. (Media)	(133,472)	(134,065)	(593)
Venture Production PLC (Oil, Gas & Consumable Fuels)	(28,551)	(28,769)	(218)

			(24,784)

TOTAL SHORT POSITIONS OF TOTAL RETURN SWAP	$(24,511,213)	$(24,270,866)	$240,347

NET LONG AND SHORT POSITIONS OF TOTAL RETURN SWAP			$212,264

NET FINANCING COST			(25,665)

CORPORATE ACTIONS			14,987

NET SWAP CONTRACT			$201,586

The percentage shown for each investment category reflects the value of investments in that category as a percentage of the curent swap value.

Credit Suisse First Boston Corp. acts as the counterparty for the Fund’s swap contract. Termination date for this contract is January 5, 2014.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

Investment Abbreviation:
REIT	— Real Estate Investment Trust

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND
Schedule of Investments (continued)
January 31, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FORWARD FOREIGN CURRENCY CONTRACTS — At January 31, 2009, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:

Open Forward Foreign Currency	Contract	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Gain	Type	Date	Settlement Date	Value	Gain

Euro	Sale	02/03/09	$771,673	$755,404	$16,269
Singapore Dollar	Sale	02/02/09	120,115	119,233	882
Swedish Krona	Sale	02/03/09	88,190	84,865	3,325
Swiss Franc	Sale	02/03/09	410,409	405,223	5,186

TOTAL					$25,662

Open Forward Foreign Currency	Contract	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Loss	Type	Date	Settlement Date	Value	Loss

Australian Dollar	Purchase	02/03/09	$421,517	$406,568	$(14,949)
British Pound	Sale	02/03/09	28,644	28,983	(339)
Japanese Yen	Sale	02/03/09	677,736	678,388	(652)

TOTAL					$(15,940)

FUTURES CONTRACTS — At January 31, 2009, the following futures contracts were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long	Month	Value	Gain (Loss)

Dow Jones Euro Stoxx 50 Index	88	March 2009	$2,511,530	$9,669
FTSE 100 Index	20	March 2009	1,189,503	(34,529)
Hang Seng Index	1	February 2009	85,205	(12)
SGX MSCI Singapore Index	2	February 2009	56,041	(303)
SPI 200 Index	6	March 2009	332,918	7,254
TOPIX Index	16	March 2009	1,407,024	6,122

TOTAL				$(11,799)

TAX INFORMATION — At January 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$108,255,094

Gross unrealized gain	773,021
Gross unrealized loss	(35,796,484)

Net unrealized security loss	$(35,023,463)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov}.

GOLDMAN SACHS STRUCTURED EMERGING MARKETS EQUITY FUND
Schedule of Investments
January 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — 97.7%
Argentina — 0.2%
8,771	Banco Macro SA ADR (Banks)	$91,832
25,620	Telecom Argentina SA ADR (Telecommunication Services)*	212,646

		304,478

Brazil — 14.6%
131,600	Banco do Brasil SA (Banks)	805,483
25,800	Banco do Estado do Rio Grande do Sul SA Preference B Shares (Banks)	60,274
215,075	Banco Itau Holding Financeira SA ADR Preference Shares (Banks)(a)	2,159,353
135,600	Centrais Eletricas Brasileiras SA (Utilities)*	1,529,007
190,500	Centrais Eletricas Brasileiras SA Preference B Shares (Utilities)*	2,003,534
78,300	Companhia de Saneamento de Minas Gerais — Copasa MG (Utilities)	646,312
281,600	Companhia Vale do Rio Doce ADR (Materials)(a)	3,973,376
326,800	Companhia Vale do Rio Doce Preference A Shares (Materials)	3,945,547
148,300	Equatorial Energia SA (Utilities)	655,205
100,250	Petroleo Brasileiro SA ADR (Energy)	2,626,550
261,200	Petroleo Brasileiro SA Preference Shares (Energy)	2,818,033
10,900	Telesp — Telecomunicacoes de Sao Paulo SA ADR Preference Shares (Telecommunication Services)(a)	204,702

		21,427,376

Chile — 0.6%
67,341	Compania Cervecerias Unidas SA (Food, Beverage & Tobacco)	410,377
38,528	Empresa Nacional de Telecomunicaciones SA (Telecommunication Services)	424,682

		835,059

China — 14.5%
8,128,000	Bank of China Ltd. Class H (Banks)	2,130,206
87,000	Bank of Communications Co. Ltd. Class H (Banks)	56,681
392,000	Celestial Nutrifoods Ltd. (Food, Beverage & Tobacco)	88,584
1,578,000	China Citic Bank Class H (Banks)	585,451
8,116,000	China Construction Bank Corp. Class H (Banks)	3,958,370
1,051,500	China COSCO Holdings Co. Ltd. Class H (Transportation)	628,595
32,000	China Life Insurance Co. Ltd. Class H (Insurance)	84,223
287,500	China Merchants Bank Co. Ltd. Class H (Banks)	464,257
774,000	China Petroleum & Chemical Corp. Class H (Energy)	417,254
10,468,000	China Telecom Corp. Ltd. Class H (Telecommunication Services)	3,797,996

Shares	Description	Value
Common Stocks - (continued)
China - (continued)
1,642,000	Dongfeng Motor Group Co. Ltd. Class H (Automobiles & Components)	$570,801
7,300,000	PetroChina Co. Ltd. Class H (Energy)	5,388,661
155,500	Ping An Insurance Group Co. of China Ltd. Class H (Insurance)	673,546
3,668,000	Yanzhou Coal Mining Co. Ltd. Class H (Energy)	2,382,926

		21,227,551

Czech Republic — 0.1%
4,644	CEZ (Utilities)	158,000

Egypt — 1.1%
391,345	Talaat Moustafa Group (Real Estate)*	203,323
552,511	Telecom Egypt (Telecommunication Services)	1,446,245

		1,649,568

Hong Kong — 4.4%
48,000	Beijing Enterprises Holdings Ltd. (Capital Goods)	188,441
1,423,000	China Agri-Industries Holdings Ltd. (Food, Beverage & Tobacco)*	632,351
46,000	China Merchants Holdings International Co. Ltd. (Transportation)	80,972
240,000	China Mobile Ltd. (Telecommunication Services)	2,160,426
1,292,000	China Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	392,771
3,188,000	CNOOC Ltd. (Energy)	2,743,721
496,000	Guangdong Investment Ltd. (Utilities)	188,810

		6,387,492

Hungary — 0.6%
8,102	Egis Gyogyszergyar Nyrt (Pharmaceuticals, Biotechnology & Life Sciences)	404,696
46,368	OTP Bank Nyrt (Banks)*	459,431

		864,127

India — 6.0%
10,875	Bajaj Holdings and Investment Ltd. (Diversified Financials)	50,382
367,376	Bank of India (Banks)	1,851,003
23,805	Bharat Petroleum Corp. Ltd. (Energy)	189,104
134,338	CESC Ltd. (Utilities)	625,466
45,767	Federal Bank Ltd. (Banks)	129,239
242,043	GAIL India Ltd. (Utilities)	957,064
545,548	IDBI Bank Ltd. (Banks)	628,571
99,197	Indian Bank (Banks)	244,118
18,281	Indian Oil Corp. Ltd. (Energy)	165,180
170,899	LIC Housing Finance Ltd. (Banks)	771,001
110,725	Oil & Natural Gas Corp. Ltd. (Energy)	1,470,804
82,836	Patni Computer Systems Ltd. (Software & Services)	208,601
71,458	Reliance Infastructure Ltd. (Utilities)	835,868
427,209	Steel Authority of India Ltd. (Materials)	713,978

		8,840,379

GOLDMAN SACHS STRUCTURED EMERGING MARKETS EQUITY FUND
Schedule of Investments (continued)
January 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Indonesia — 4.5%
1,307,500	PT Astra International Tbk (Automobiles & Components)	$1,469,952
4,785,000	PT Bank Central Asia Tbk (Banks)	1,135,650
3,700,000	PT Bank Mandiri Persero Tbk (Banks)	578,718
638,000	PT Bank Rakyat Indonesia (Banks)	249,712
2,488,500	PT Indosat Tbk (Telecommunication Services)	1,219,563
3,611,500	PT Telekomunikasi Indonesia Tbk (Telecommunication Services)	1,981,737

		6,635,332

Israel — 4.8%
46,547	Africa-Israel Investments Ltd. (Real Estate)	341,807
173,507	Gazit Globe Ltd. (Real Estate)	778,704
15,355	Harel Insurance Investments & Finances Ltd. (Insurance)	338,987
124,762	Mizrahi Tefahot Bank Ltd. (Banks)	575,965
80,800	Syneron Medical Ltd. (Health Care Equipment & Services)*	570,448
105,333	Teva Pharmaceutical Industries Ltd. ADR (Pharmaceuticals, Biotechnology & Life Sciences)(a)	4,366,053

		6,971,964

Luxembourg — 0.1%
3,542	Tenaris SA ADR (Energy)	70,096

Malaysia — 0.4%
228,400	PPB Group Berhad (Food, Beverage & Tobacco)	595,491

Mexico — 7.4%
75,850	America Movil SAB de CV ADR Series L (Telecommunication Services)	2,162,483
148,360	Cemex SAB de CV ADR (Materials)*(a)	1,155,724
3,240	Coca-Cola Femsa SAB de CV ADR (Food, Beverage & Tobacco)	122,407
386,900	Controladora Comercial Mexicana SA de CV (Food & Staples Retailing)	82,134
47,310	Fomento Economico Mexicano SAB de CV ADR (Food, Beverage & Tobacco)	1,331,777
64,860	Grupo Aeroportuario del Pacifico SAB de CV ADR (Transportation)(a)	1,212,882
6,190	Grupo Aeroportuario del Sureste SAB de CV ADR (Transportation)	181,553
10,655	Grupo Elektra SA de CV (Retailing)	246,216
169,700	Grupo Financiero Banorte SAB de CV Class O (Banks)	224,065
4,215,819	Grupo Mexico SAB de CV Series B (Materials)	2,326,912
9,220	Grupo Televisa SA ADR (Media)	128,988
180,660	Telmex Internacional SAB de CV ADR (Telecommunication Services)	1,718,077

		10,893,218

Poland — 0.7%
165,774	Polski Koncern Naftowy Orlen SA (Energy)	1,058,625

Shares	Description	Value
Common Stocks — (continued)
Russia — 5.0%
185,960	MMC Norilsk Nickel ADR (Materials)	$781,032
106,755	Novolipetsk Steel OJSC (Registered) GDR (Materials)	904,011
290,894	OAO Gazprom ADR (Energy)	3,813,620
21,370	OAO NovaTek GDR (Registered) (Energy)	468,874
582,445	Sberbank RF (Banks)	270,832
165,260	Surgutneftegaz ADR (Energy)(a)	707,313
1,707,934	Surgutneftegaz Preference Shares (Energy)	341,587

		7,287,269

South Africa — 6.5%
261,446	Aveng Ltd. (Capital Goods)	667,946
45,396	Gold Fields Ltd. ADR (Materials)	477,112
292,699	JD Group Ltd. (Retailing)	1,038,881
31,317	Massmart Holdings Ltd. (Food & Staples Retailing)	246,612
123,691	Metropolitan Holdings Ltd. (Insurance)	146,222
169,276	MTN Group Ltd. (Telecommunication Services)	1,605,159
158,392	Nedbank Group Ltd. (Banks)	1,396,988
256,345	Remgro Ltd. (Diversified Financials)	1,768,889
215,149	Shoprite Holdings Ltd. (Food & Staples Retailing)	1,139,822
128,078	Standard Bank Group Ltd. (Banks)	880,220
117,940	Steinhoff International Holdings Ltd. (Consumer Durables & Apparel)	137,499

		9,505,350

South Korea — 10.2%
18,880	Binggrae Co. Ltd. (Food, Beverage & Tobacco)*	538,659
20,692	Hyundai Mipo Dockyard Co. Ltd. (Capital Goods)	2,338,065
2,542	KCC Corp. (Capital Goods)	516,439
26,494	KIWOOM Securities Co. Ltd. (Diversified Financials)	841,117
32,760	Kumho Industrial Co. Ltd. (Capital Goods)*	322,631
34,550	LG Dacom Corp. (Telecommunication Services)	456,899
349,120	LG Telecom Ltd. (Telecommunication Services)	2,333,916
725	Lotte Confectionery Co. Ltd. (Food, Beverage & Tobacco)*	635,618
6,758	Lotte Shopping Co. Ltd. (Retailing)	920,996
3,541	Pacific Corp. (Household & Personal Products)*	236,629
7,111	POSCO (Materials)	1,815,821
3,690	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,283,013
37,299	SK Holdings Co. Ltd. (Capital Goods)	2,740,785

		14,980,588

Taiwan — 12.1%
186,000	Asia Optical Co., Inc. (Consumer Durables & Apparel)	198,732

GOLDMAN SACHS STRUCTURED EMERGING MARKETS EQUITY FUND
Schedule of Investments (continued)
January 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Taiwan — (continued)
91,196	AU Optronics Corp. (Technology Hardware & Equipment)	$64,445
1,010,000	Coretronic Corp. (Technology Hardware & Equipment)	541,698
297,000	Evergreen Marine Corp. (Transportation)	119,339
1,085,000	Formosa Chemicals & Fibre Corp. (Materials)	1,162,885
752,000	Formosa Plastics Corp. (Materials)	1,068,925
1,308,000	Formosa Taffeta Co. Ltd. (Consumer Durables & Apparel)	614,897
509,000	Fubon Financial Holding Co. Ltd. (Diversified Financials)	305,291
114,200	HTC Corp. (Technology Hardware & Equipment)	1,083,623
1,345,000	Lite-On Technology Corp. (Technology Hardware & Equipment)	809,250
15,138,925	Macronix International Co. Ltd. (Semiconductors & Semiconductor Equipment)	3,939,415
49,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	352,769
353,442	President Securities Corp. (Diversified Financials)	94,688
3,299,000	Quanta Computer, Inc. (Technology Hardware & Equipment)	3,128,206
681,000	Siliconware Precision Industries Co. (Semiconductors & Semiconductor Equipment)	543,481
776,000	Tainan Spinning Co. Ltd. (Consumer Durables & Apparel)	138,465
437,975	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	3,302,332
1,436,000	United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	306,542
17,774,983

Thailand — 1.3%
863,300	Bangkok Bank PCL (Banks)	1,761,645
14,600	PTT PCL (Energy)	65,914

		1,827,559

Turkey — 2.6%
1,521,051	Eczacibasi Ilac Sanayi (Pharmaceuticals, Biotechnology & Life Sciences)	762,158
172,652	Eregli Demir ve Celik Fabrikalari TAS (Materials)	371,275
104,073	Koc Holding AS (Capital Goods)*	145,080
358,796	Turk Hava Yollari Anonim Ortakligi (Transportation)*	1,317,027
24,880	Turkcell Iletisim Hizmet AS (Telecommunication Services)	131,882
392,395	Turkiye Is Bankasi Class C (Banks)	870,485
228,400	Turkiye Vakiflar Bankasi Tao Class D (Banks)	165,402

Shares	Description	Value
Common Stocks — (continued)
Turkey — (continued)
50,032	Ulker Biskuvi Sanayi AS (Food, Beverage & Tobacco)	$51,648

		3,814,957

TOTAL COMMON STOCKS		$143,109,462

Exchange Traded Fund — 1.5%
Other — 1.5%
97,000	iShares MSCI Emerging Markets Index Fund	$2,195,110

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL		$145,304,572

	Interest
Shares	Rate	Value
Securities Lending Collateral(b) — 7.7%
Boston Global Investment Trust II — Enhanced Portfolio
11,444,810	0.772%	$11,307,472

TOTAL INVESTMENTS — 106.9%		$156,612,044

LIABILITIES IN EXCESS OF OTHER ASSETS — (6.9)%		(10,089,518)

NET ASSETS — 100.0%		$146,522,526

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2009.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED EMERGING MARKETS EQUITY FUND
Schedule of Investments (continued)
January 31, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At January 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$212,480,142

Gross unrealized gain	2,545,212
Gross unrealized loss	(58,413,310)

Net unrealized security loss	$(55,868,098)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND

Schedule of Investments

January 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — 97.6%
Australia — 5.4%
248,938	AGL Energy Ltd. (Multi-Utilities)	$2,293,952
1,119,335	Amcor Ltd. (Containers & Packaging)	3,788,966
502,798	Australia and New Zealand Banking Group Ltd. (Commercial Banks)	4,172,364
143,313	AXA Asia Pacific Holdings Ltd. (Insurance)	423,438
305,766	Bendigo and Adelaide Bank Ltd. (Commercial Banks)	1,921,464
870,095	BHP Billiton Ltd. (Metals & Mining)	16,134,507
459,939	BlueScope Steel Ltd. (Metals & Mining)	1,010,994
158,013	Boral Ltd.(a) (Construction Materials)	326,329
306,069	Caltex Australia Ltd. (Oil, Gas & Consumable Fuels)	1,678,114
276,425	CFS Retail Property Trust (REIT)	311,770
273,505	Coca-Cola Amatil Ltd. (Beverages)	1,576,041
30,240	Cochlear Ltd. (Health Care Equipment & Supplies)	1,123,014
88,041	Commonwealth Bank of Australia (Commercial Banks)	1,495,917
1,304,186	Commonwealth Property Office Fund (REIT)	695,653
167,897	Computershare Ltd. (IT Services)	760,178
30,597	CSL Ltd. (Biotechnology)	721,498
1,037,700	Goodman Fielder Ltd. (Food Products)	998,982
2,622,831	IAG Ltd.* (Insurance)	6,407,317
288,031	Lion Nathan Ltd. (Beverages)	1,482,556
225,863	Macquarie Group Ltd.(a) (Capital Markets)	3,610,964
1,608,059	Macquarie Infrastructure Group (Transportation Infrastructure)	1,607,796
1,071,552	Metcash Ltd. (Food & Staples Retailing)	2,833,107
95,903	National Australia Bank Ltd. (Commercial Banks)	1,131,106
42,670	Newcrest Mining Ltd. (Metals & Mining)	827,142
280,799	OneSteel Ltd. (Metals & Mining)	422,783
194,256	Origin Energy Ltd. (Oil, Gas & Consumable Fuels)	1,711,720
2,857,084	Qantas Airways Ltd. (Airlines)	4,376,134
704,083	QBE Insurance Group Ltd. (Insurance)	10,588,028
180,160	Rio Tinto Ltd.(a) (Metals & Mining)	4,676,438
227,281	Santos Ltd. (Oil, Gas & Consumable Fuels)	2,038,002

Shares	Description	Value
Common Stocks — (continued)
Australia — (continued)
265,072	Suncorp-Metway Ltd. (Insurance)	$1,235,251
1,591,404	Tatts Group Ltd. (Hotels, Restaurants & Leisure)	2,870,682
685,367	Westfield Group (REIT)	5,172,864
179,569	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	3,951,228
111,062	Woolworths Ltd. (Food & Staples Retailing)	1,933,085

		96,309,384

Austria — 0.8%
124,999	Erste Groupe Bank AG(a) (Commercial Banks)	1,877,372
21,297	Oesterreichische Elektrizitaetswirtschafts AG (Verbund) (Electric Utilities)	814,271
304,156	OMV AG (Oil, Gas & Consumable Fuels)	8,667,648
157,427	Telekom Austria AG (Diversified Telecommunication Services)	2,209,442
43,851	voestalpine AG (Metals & Mining)	847,625

		14,416,358

Belgium — 1.7%
103,725	Anheuser-Busch InBev NV (Beverages)	2,632,552
18,529	Bekaert NV (Electrical Equipment)	1,074,342
67,681	Delhaize Group (Food & Staples Retailing)	4,349,217
27,404	Euronav SA (Oil, Gas & Consumable Fuels)	416,216
91,752	KBC GROEP NV (Commercial Banks)	1,662,438
182,232	Mobistar SA* (Wireless Telecommunication Services)	13,373,748
38,853	Solvay SA (Chemicals)	2,744,454
108,327	UCB SA (Pharmaceuticals)	3,365,408

		29,618,375

Denmark — 1.7%
328	A.P. Moller — Maersk A/S (Marine)	1,588,495
1,644	A.P. Moller — Maersk A/S Class B (Marine)	7,857,776
105,176	Danisco A/S (Food Products)	3,860,531
64,813	DSV A/S (Road & Rail)	636,500
193,962	Novo Nordisk A/S Class B (Pharmaceuticals)	10,333,070

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Denmark — (continued)
116,707	Vestas Wind Systems A/S* (Electrical Equipment)	$5,620,627

		29,896,999

Finland — 0.1%
64,224	Elisa Oyj (Diversified Telecommunication Services)	1,015,873

France — 13.4%
88,607	Accor SA (Hotels, Restaurants & Leisure)	3,497,637
115,272	Alstom SA (Electrical Equipment)	5,538,190
674,722	AXA SA (Insurance)	10,626,113
297,950	BNP Paribas* (Commercial Banks)	11,374,562
9,390	Bouygues SA (Construction & Engineering)	319,757
138,668	Cap Gemini (IT Services)	4,765,111
101,497	Casino Guichard-Perrachon SA (Food & Staples Retailing)	6,650,708
71,669	Christian Dior SA (Textiles, Apparel & Luxury Goods)	3,566,866
13,049	CNP Assurances (Insurance)	868,486
103,103	Compagnie de Saint-Gobain(a) (Building Products)	3,482,981
38,219	Compagnie Generale de Geophysique-Veritas* (Energy Equipment & Services)	461,686
1,019,606	France Telecom SA (Diversified Telecommunication Services)	22,848,392
206,319	GDF Suez(a) (Multi-Utilities)	7,893,612
9,650	Groupe DANONE (Food Products)	495,302
26,846	LVMH Moet Hennessy Louis Vuitton SA (Textiles, Apparel & Luxury Goods)	1,462,217
92,375	Pernod Ricard SA(a) (Beverages)	5,793,165
15,266	PPR(a) (Multiline Retail)	769,534
134,247	Publicis Groupe (Media)	3,143,851
37,157	Renault SA (Automobiles)	715,894
67,257	Safran SA (Aerospace & Defense)	838,659
474,439	Sanofi-Aventis (Pharmaceuticals)	26,684,005
141,437	Schneider Electric SA (Electrical Equipment)	8,950,579
397,573	SCOR SE (Insurance)	8,062,910
107,840	SES (Media)	1,975,298
74,230	Societe BIC SA (Commercial Services & Supplies)	3,974,846

Shares	Description	Value
Common Stocks — (continued)
France — (continued)
25,073	Societe Generale (Commercial Banks)	$1,048,369
46,026	Suez Environnement SA* (Multi-Utilities)	733,434
46,628	Technip SA (Energy Equipment & Services)	1,441,634
1,147,106	Total SA (Oil, Gas & Consumable Fuels)	57,165,431
16,912	Unibail-Rodamco (REIT)	2,267,278
329,181	Valeo SA(a) (Auto Components)	3,662,313
29,683	Vallourec SA (Machinery)	2,900,006
900,124	Vivendi SA (Media)	23,187,772

		237,166,598

Germany — 7.1%
264,237	Adidas AG (Textiles, Apparel & Luxury Goods)	9,142,858
85,904	Allianz SE (Insurance)	7,202,581
507,529	BASF SE (Chemicals)	14,702,651
89,459	Bayer AG(a) (Pharmaceuticals)	4,748,812
23,034	Celesio AG (Health Care Providers & Services)	492,966
408,643	Daimler AG (Automobiles)	11,449,364
108,171	Deutsche Bank AG(a) (Capital Markets)	2,818,499
34,269	Deutsche Boerse AG (Diversified Financial Services)	1,721,705
708,544	Deutsche Lufthansa AG (Airlines)	8,587,671
568,698	Deutsche Telekom AG (Diversified Telecommunication Services)	6,862,784
503,869	E.ON AG (Electric Utilities)	16,230,125
62,959	GEA Group AG (Machinery)	724,961
19,902	K+S AG (Chemicals)	940,407
67,489	MAN AG (Machinery)	2,933,121
37,108	Merck KGaA (Pharmaceuticals)	3,141,645
53,197	Muenchener Rueckversicherungs-Gesellschaft AG (Insurance)	7,025,517
144,939	RWE AG (Multi-Utilities)	11,261,421
31,089	Salzgitter AG (Metals & Mining)	2,254,088
133,202	SAP AG (Software)	4,680,017
293,501	ThyssenKrupp AG(a) (Metals & Mining)	5,956,236
65,873	TUI AG (Hotels, Restaurants & Leisure)	552,623
7,588	Volkswagen AG (Automobiles)	2,424,413

		125,854,465

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Greece — 0.1%
112,626	Hellenic Petroleum SA (Oil, Gas & Consumable Fuels)	$809,975
484,735	Marfin Investment Group SA (Capital Markets)	1,787,614

		2,597,589

Hong Kong — 3.0%
2,295,000	Boc Hong Kong Holdings Ltd. (Commercial Banks)	2,341,187
72,000	Cathay Pacific Airways Ltd. (Airlines)	83,503
449,000	Cheung Kong (Holdings) Ltd. (Real Estate Management & Development)	4,142,761
1,250,000	Chinese Estates Holdings Ltd. (Real Estate Management & Development)	1,532,133
1,068,500	CLP Holdings Ltd. (Electric Utilities)	7,232,262
402,900	Esprit Holdings Ltd. (Specialty Retail)	2,138,612
921,000	Hang Lung Group Ltd. (Real Estate Management & Development)	2,966,434
351,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	789,063
143,700	Hang Seng Bank Ltd. (Commercial Banks)	1,730,186
375,000	Hong Kong Electric Holdings Ltd. (Electric Utilities)	2,196,458
291,400	Hong Kong Exchanges & Clearing Ltd. (Diversified Financial Services)	2,502,895
1,756,000	Hutchison Telecommunications International Ltd. (Wireless Telecommunication Services)	439,563
1,295,000	Hutchison Whampoa Ltd. (Industrial Conglomerates)	6,589,337
519,000	Hysan Development Co. Ltd. (Real Estate Management & Development)	841,811
376,739	Kingboard Chemical Holdings Ltd. (Electronic Equipment, Instruments & Components)	606,488
876,000	Li & Fung Ltd. (Distributors)	1,742,595
89,500	MTR Corp. Ltd. (Road & Rail)	213,750
202,000	New World Development Co. Ltd. (Real Estate Management & Development)	191,476

Shares	Description	Value
Common Stocks — (continued)
Hong Kong — (continued)
230,000	Orient Overseas International Ltd. (Marine)	$541,510
1,935,000	Pacific Basin Shipping Ltd. (Marine)	992,141
1,487,500	Swire Pacific Ltd. (Real Estate Management & Development)	9,606,158
51,000	Television Broadcasts Ltd. (Media)	180,510
162,910	The Bank of East Asia Ltd. (Commercial Banks)	323,035
811,516	The Link (REIT)	1,518,038
36,000	The Wharf (Holdings) Ltd. (Real Estate Management & Development)	88,955
666,000	Wheelock & Co. Ltd. (Real Estate Management & Development)	1,171,482
199,000	Wing Hang Bank Ltd. (Commercial Banks)	961,937

		53,664,280

Ireland — 0.2%
487,823	Allied Irish Banks PLC (Commercial Banks)	697,479
160,421	Kerry Group PLC (Food Products)	2,964,794
61,017	Paddy Power PLC (Hotels, Restaurants & Leisure)	841,172

		4,503,445

Italy — 2.8%
2,148,586	Enel SpA (Electric Utilities)	12,051,794
621,315	Eni SpA (Oil, Gas & Consumable Fuels)	13,141,594
134,175	Finmeccanica SpA (Aerospace & Defense)	2,098,826
2,040,568	Intesa Sanpaolo (Commercial Banks)	6,430,974
4,862,719	Parmalat SpA (Food Products)	7,833,687
5,143,673	Pirelli & C. SpA (Auto Components)	1,471,619
867,690	Terna — Rete Elettrica Nationale SpA (Electric Utilities)	2,636,053
1,573,613	UniCredit SpA (Commercial Banks)	2,768,835
492,656	Unipol Gruppo Finanziario SpA (Insurance)	735,128

		49,168,510

Japan — 24.5%
871,800	Alps Electric Co. Ltd. (Electronic Equipment, Instruments & Components)	3,660,061
1,832,000	AMADA Co. Ltd. (Machinery)	8,755,244

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
298,200	Aoyama Trading Co. Ltd. (Specialty Retail)	$4,363,308
3,593,000	Asahi Kasei Corp. (Chemicals)	14,698,064
689,400	Astellas Pharma, Inc. (Pharmaceuticals)	26,102,313
309,000	Brother Industries Ltd. (Office Electronics)	1,998,702
273,600	Canon Marketing Japan, Inc. (Distributors)	4,025,386
252,400	Canon, Inc. (Office Electronics)	6,886,972
452,000	Central Glass Co. Ltd. (Building Products)	1,648,541
116,300	Coca-Cola West Holdings Co. Ltd.(a) (Beverages)	2,394,382
1,001,000	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	9,772,553
93,000	Daicel Chemical Industries Ltd. (Chemicals)	408,772
39,900	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	895,908
74,000	Dainippon Sumitomo Pharma Co. Ltd. (Pharmaceuticals)	658,242
30,500	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	1,312,722
72,000	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	644,227
69,800	Denso Corp. (Auto Components)	1,264,679
13,500	Electric Power Development Co. Ltd. (Independent Power Producers & Energy Traders)	521,444
2,700	Fast Retailing Co. Ltd. (Specialty Retail)	340,484
464,000	Fuji Heavy Industries Ltd. (Automobiles)	1,337,232
622	Fuji Television Network, Inc. (Media)	791,802
202,200	FUJIFILM Holdings Corp. (Electronic Equipment, Instruments & Components)	4,420,756
167,000	Fukuoka Financial Group, Inc. (Commercial Banks)	560,140
59,500	Glory Ltd. (Machinery)	1,021,982
97,000	Hankyu Department Stores, Inc.(a) (Multiline Retail)	703,183
209,000	Hino Motors Ltd. (Machinery)	367,734
625,000	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	1,906,410
3,200	Hokkaido Electric Power Co., Inc. (Electric Utilities)	77,419

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
692,200	Honda Motor Co. Ltd. (Automobiles)	$15,908,069
3,700	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)	241,449
81,500	Isetan Mitsukoshi Holdings Ltd.* (Multiline Retail)	585,502
357	Japan Prime Realty Investment Corp. (REIT)	915,039
115	Japan Real Estate Investment Corp. (REIT)	1,036,479
160,200	JFE Holdings, Inc. (Metals & Mining)	3,981,324
273,000	Kaneka Corp. (Chemicals)	1,459,830
48,000	Kao Corp. (Household Products)	1,165,798
329,000	Kawasaki Kisen Kaisha Ltd. (Marine)	1,198,779
41,000	Keisei Electric Railway Co. Ltd. (Road & Rail)	220,558
294,700	Komori Corp. (Machinery)	2,755,189
216,000	Konica Minolta Holdings, Inc. (Office Electronics)	1,682,094
687,000	Kubota Corp. (Machinery)	3,736,487
645,300	Leopalace21 Corp. (Real Estate Management & Development)	5,444,926
311,100	Matsui Securities Co. Ltd. (Capital Markets)	2,326,798
919,000	Mazda Motor Corp. (Automobiles)	1,424,681
162,600	Mitsubishi Corp. (Trading Companies & Distributors)	2,148,620
382,000	Mitsubishi Electric Corp. (Electrical Equipment)	1,753,237
230,000	Mitsubishi Heavy Industries, Ltd. (Machinery)	869,084
1,818,500	Mitsubishi UFJ Financial Group, Inc. (Commercial Banks)	10,087,800
289,000	Mitsui & Co. Ltd. (Trading Companies & Distributors)	3,015,787
1,242,000	Mitsui O.S.K. Lines Ltd. (Marine)	7,093,433
4,245,100	Mizuho Financial Group, Inc.(a) (Commercial Banks)	10,507,754
1,492,000	NEC Corp. (Computers & Peripherals)	3,978,061
179,500	NEC Electronics Corp.* (a) (Semiconductors & Semiconductor Equipment)	1,243,464
23,600	Nintendo Co. Ltd. (Software)	7,316,347
103	Nippon Building Fund, Inc. (REIT)	1,105,023
1,868,000	Nippon Express Co. Ltd. (Road & Rail)	6,686,245
43,000	Nippon Meat Packers, Inc. (Food Products)	541,776

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
487,000	Nippon Mining Holdings, Inc. (Oil, Gas & Consumable Fuels)	$1,771,206
1,666,000	Nippon Oil Corp. (Oil, Gas & Consumable Fuels)	7,239,299
310,000	Nippon Sheet Glass Co. Ltd. (Building Products)	758,489
421,000	Nippon Steel Corp. (Metals & Mining)	1,236,173
440,000	Nippon Telephone & Telegraph Corp. (Diversified Telecommunication Services)	21,310,073
2,063,000	Nippon Yusen Kabushiki Kaisha(a) (Marine)	9,666,067
1,558,200	Nissan Motor Co. Ltd. (Automobiles)	4,694,194
489,500	Nisshin Seifun Group, Inc. (Food Products)	5,320,115
3,284,000	Nisshin Steel Co. Ltd. (Metals & Mining)	5,486,579
29,000	Nisshinbo Industries, Inc. (Textiles, Apparel & Luxury Goods)	211,743
473,500	Nomura Holdings, Inc. (Capital Markets)	3,066,802
348,800	Nomura Real Estate Holdings, Inc.(a) (Real Estate Management & Development)	6,178,719
3,080	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	5,365,538
144,400	OMRON Corp. (Electronic Equipment, Instruments & Components)	1,719,776
6,900	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals)	363,850
5,083,000	Osaka Gas Co. Ltd. (Gas Utilities)	21,656,959
374,000	Panasonic Corp. (Household Durables)	4,537,611
1,084,000	Ricoh Co. Ltd. (Office Electronics)	13,228,779
62,100	Sankyo Co., Ltd. (Leisure Equipment & Products)	2,978,379
277,600	Sapporo Hokuyo Holdings, Inc. (Commercial Banks)	988,430
9,821	SBI Holdings, Inc. (Capital Markets)	1,186,219
55,700	Sega Sammy Holdings, Inc. (Leisure Equipment & Products)	704,748
69,000	Seiko Epson Corp. (Computers & Peripherals)	875,911
512,000	Sekisui Chemical Co. Ltd. (Household Durables)	2,849,573
197,000	Sekisui House Ltd. (Household Durables)	1,654,635

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
203,500	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	$5,426,704
176,000	Sharp Corp.(a) (Household Durables)	1,306,700
1,129,000	Sompo Japan Insurance, Inc. (Insurance)	7,039,972
192,800	Sony Corp. (Household Durables)	3,757,505
43,800	STEKT Corp. (Electric Utilities)	1,145,168
28,000	Sumitomo Chemical Co. Ltd. (Chemicals)	88,723
296,500	Sumitomo Corp. (Trading Companies & Distributors)	2,683,170
736,300	Sumitomo Electric Industries Ltd. (Electrical Equipment)	5,542,252
423,000	Sumitomo Metal Industries Ltd. (Metals & Mining)	846,383
171,100	Sumitomo Mitsui Financial Group, Inc. (Commercial Banks)	6,780,918
19,100	T&D Holdings, Inc. (Insurance)	617,368
205,300	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	9,620,007
1,878,000	The Bank of Yokohama Ltd. (Commercial Banks)	9,592,215
617,000	The Gunma Bank Ltd. (Commercial Banks)	3,573,196
226,100	The Kansai Electric Power Co., Inc. (Electric Utilities)	6,196,974
504,000	The Sumitomo Trust & Banking Co. Ltd. (Commercial Banks)	2,471,335
649,000	Toho Gas Co. Ltd. (Gas Utilities)	3,961,110
33,800	Tohoku Electric Power Co., Inc. (Electric Utilities)	870,334
346,200	Tokio Marine Holdings, Inc. (Insurance)	9,169,773
248,000	Tokyo Gas Co. Ltd. (Gas Utilities)	1,173,047
473,000	Tokyu Land Corp. (Real Estate Management & Development)	1,475,867
1,291,000	Toppan Printing Co. Ltd. (Commercial Services & Supplies)	8,693,207
57,100	Toyo Seikan Kaisha Ltd. (Containers & Packaging)	846,375
80,000	Toyo Suisan Kaisha Ltd. (Food Products)	2,109,351
182,100	Toyota Motor Corp. (Automobiles)	5,857,822
650	West Japan Railway Co. (Road & Rail)	2,643,680
306,700	Yamaha Corp. (Leisure Equipment & Products)	2,682,639
121,900	Yamaha Motor Co. Ltd. (Automobiles)	1,143,443

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
33,500	Yokogawa Electric Corp. (Electronic Equipment, Instruments & Components)	$152,321

		434,485,721

Luxembourg(a) — 0.3%
220,438	ArcelorMittal (Metals & Mining)	4,932,930

Netherlands — 2.3%
56,715	Corio NV(a) (REIT)	2,426,282
506,205	European Aeronautic Defence & Space Co.(a) (Aerospace & Defense)	8,810,634
139,362	ING Groep NV (Diversified Financial Services)	1,150,162
445,494	Koninklijke (Royal) Philips Electronics NV (Industrial Conglomerates)	8,097,366
186,332	Koninklijke DSM NV (Chemicals)	4,465,011
275,682	Oce NV(a) (Office Electronics)	707,790
425,672	Royal Dutch Shell PLC (Oil, Gas & Consumable Fuels)	10,488,929
205,040	Royal Dutch Shell PLC Class B (Oil, Gas & Consumable Fuels)	4,867,556

		41,013,730

Norway — 0.5%
92,600	Aker Solutions ASA (Energy Equipment & Services)	434,734
260,300	Den Norske Bank (Commercial Banks)	882,747
512,150	Seadrill Ltd.(a) (Energy Equipment & Services)	4,244,323
185,950	StatoilHydro ASA (Oil, Gas & Consumable Fuels)	3,203,828

		8,765,632

Singapore — 1.0%
536,000	Ascendas Real Estate Investment Trust (REIT)	506,405
654,000	Capitaland Ltd.* (Real Estate Management & Development)	1,012,757
51,000	CapitaMall Trust (REIT)	52,882
329,000	ComfortDelGro Corp. Ltd. (Road & Rail)	313,591
255,000	DBS Group Holdings Ltd. (Commercial Banks)	1,468,114
1,517,000	Golden Agri-Resources Ltd. (Food Products)	303,264
214,523	Jardine Cycle & Carriage Ltd. (Distributors)	1,510,384
91,000	Keppel Corp. Ltd. (Industrial Conglomerates)	239,602

Shares	Description	Value
Common Stocks — (continued)
Singapore — (continued)
358,000	Neptune Orient Lines Ltd. (Marine)	$261,036
1,756,600	Noble Group Ltd. (Trading Companies & Distributors)	1,183,367
587,000	Oversea-Chinese Banking Corp. Ltd.* (Commercial Banks)	1,970,365
355,000	SembCorp Industries Ltd. (Industrial Conglomerates)	527,736
209,520	Singapore Airlines Ltd. (Airlines)	1,531,251
112,000	Singapore Exchange Ltd. (Diversified Financial Services)	375,348
1,565,780	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	2,717,822
345,000	United Overseas Bank Ltd. (Commercial Banks)	2,677,261
255,000	UOL Group Ltd. (Real Estate Management & Development)	325,210
351,000	Wilmar International Ltd. (Food Products)	660,083

		17,636,478

Spain — 4.1%
93,279	ACS, Actividades de Construccion y Servicios SA (Construction & Engineering)	3,742,689
1,457,948	Banco Bilbao Vizcaya Argentaria SA (Commercial Banks)	13,595,218
372,077	Banco de Sabadell SA (Commercial Banks)	1,863,251
473,876	Banco Popular Espanol SA (Commercial Banks)	3,247,220
2,440,580	Banco Santander SA (Commercial Banks)	19,749,484
25,531	Grupo Ferrovial, SA (Construction & Engineering)	677,077
1,453,287	Iberdrola SA (Electric Utilities)	11,253,020
985,666	Iberia Lineas Aereas de Espana SA (Airlines)	2,271,078
1,112,721	Mapfre SA* (Insurance)	3,135,911
94,055	Repsol YPF SA (Oil, Gas & Consumable Fuels)	1,679,797
646,959	Telefonica SA* (Diversified Telecommunication Services)	11,469,826

		72,684,571

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Sweden — 3.0%
73,176	AB SKF Class B (Machinery)	$611,319
342,912	Alfa Laval AB(a) (Machinery)	2,390,479
302,151	Electrolux AB Series B(a) (Household Durables)	2,175,368
43,025	Hennes & Mauritz AB Class B (Specialty Retail)	1,660,218
19,301	Millicom International Cellular SA (Wireless Telecommunication Services)	743,179
230,936	Modern Times Group MTG AB Class B (Media)	3,931,116
2,066,783	Nordea Bank AB (Commercial Banks)	10,928,026
172,729	Skandinaviska Enskilda Banken AB (Commercial Banks)	734,810
173,399	Skanska AB Class B (Construction & Engineering)	1,476,609
144,546	Swedbank AB(a) (Commercial Banks)	506,655
317,520	Swedish Match AB (Tobacco)	4,283,611
448,262	Tele2 AB Class B (Diversified Telecommunication Services)	3,612,838
1,964,726	Telefonaktiebolaget LM Ericsson Class B (Communications Equipment)	15,459,796
1,167,698	TeliaSonera AB (Diversified Telecommunication Services)	5,120,578

		53,634,602

Switzerland — 7.3%
728,535	ABB Ltd.* (Electrical Equipment)	9,460,493
107,796	Actelion Ltd.* (Biotechnology)	5,849,742
44,841	Adecco SA (Professional Services)	1,505,358
64,557	Baloise Holding AG (Insurance)	4,005,060
243,220	Compagnie Financiere Richemont SA (Textiles, Apparel & Luxury Goods)	3,564,738
302,562	Credit Suisse Group* (Capital Markets)	7,721,843
8,754	Geberit AG (Building Products)	847,257
11,922	Holcim Ltd. (Construction Materials)	480,673
74,853	Julius Baer Holding AG (Capital Markets)	2,219,797

Shares	Description	Value
Common Stocks — (continued)
Switzerland — (continued)
19,935	Lonza Group AG (Life Sciences Tools & Services)	$1,819,097
1,027,520	Nestle SA (Food Products)	35,510,374
549,190	Novartis AG (Pharmaceuticals)	22,566,476
14,337	PSP Swiss Property AG* (Real Estate Management & Development)	606,771
85,916	Roche Holding AG (Pharmaceuticals)	12,061,290
6,577	Swisscom AG (Diversified Telecommunication Services)	2,067,141
14,065	Syngenta AG (Chemicals)	2,720,029
36,451	Synthes, Inc. (Health Care Equipment & Supplies)	4,390,411
354,800	UBS AG* (Capital Markets)	4,449,300
39,759	Zurich Financial Services AG* (Insurance)	7,169,016

		129,014,866

United Kingdom — 18.3%
190,088	Anglo American PLC (Metals & Mining)	3,419,408
705,609	AstraZeneca PLC (Pharmaceuticals)	27,190,249
565,070	Aviva PLC (Insurance)	2,552,794
1,270,696	BAE Systems PLC (Aerospace & Defense)	7,375,284
1,886,567	BG Group PLC (Oil, Gas & Consumable Fuels)	25,866,103
839,660	BHP Billiton PLC (Metals & Mining)	14,035,234
15,700	BP PLC (Oil, Gas & Consumable Fuels)	111,189
1,262,266	BP PLC ADR(a)(b) (Oil, Gas & Consumable Fuels)	53,608,437
390,243	BT Group PLC (Diversified Telecommunication Services)	591,050
4,389,492	Centrica PLC (Multi-Utilities)	16,331,640
1,649,963	Compass Group PLC (Hotels, Restaurants & Leisure)	8,165,097
1,269,763	Drax Group PLC (Independent Power Producers & Energy Traders)	10,204,590
318,415	GlaxoSmithKline PLC ADR(a) (Pharmaceuticals)	11,227,313
4,581,788	HSBC Holdings PLC (Commercial Banks)	35,549,082
3,181,939	J Sainsbury PLC (Food & Staples Retailing)	15,272,455
435,178	Kingfisher PLC (Specialty Retail)	870,957
266,325	Land Securities Group PLC (REIT)	2,653,778

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
United Kingdom — (continued)
3,664,914	Legal & General Group PLC (Insurance)	$3,260,573
969,116	Logica PLC (IT Services)	917,611
258,131	Man Group PLC (Capital Markets)	766,381
1,126,652	Old Mutual PLC (Insurance)	848,790
70,760	Reckitt Benckiser Group PLC (Household Products)	2,725,160
598,232	Rexam PLC (Containers & Packaging)	2,686,522
181,219	Rio Tinto PLC (Metals & Mining)	3,894,376
85,213	Schroders PLC (Capital Markets)	937,462
2,399,491	Tate & Lyle PLC (Food Products)	11,507,470
3,724,783	Thomas Cook Group PLC (Hotels, Restaurants & Leisure)	10,265,668
296,681	Thomson Reuters PLC (Media)	5,964,873
375,250	Tui Travel PLC (Hotels, Restaurants & Leisure)	1,213,583
256,413	Vodafone Group PLC (Wireless Telecommunication Services)	476,242
920,983	Vodafone Group PLC ADR(b) (Wireless Telecommunication Services)	17,121,074
6,748,966	William Morrison Supermarkets PLC (Food & Staples Retailing)	26,362,414
202,814	WPP PLC (Media)	1,140,932

		325,113,791

TOTAL COMMON STOCKS		$1,731,494,197

Preferred Stocks — 0.3%
Germany — 0.3%
58,011	Fresenius SE (Health Care Equipment & Supplies)	$3,207,685
36,501	Porsche Automobil Holding SE(a) (Automobiles)	2,139,271

		5,346,956

TOTAL PREFERRED STOCKS		$5,346,956

		Expiration
Units	Description	Month	Value
Rights* — 0.0%
Australia — 0.0%
16,751	Wesfarmers Ltd. (Food & Staples Retailing)	02/09	$19,144

Belgium — 0.0%
211,257	Fortis (Commercial Banks)	07/14	—

Singapore — 0.0%
30,866	Ascendas Real Estate (REIT)	02/09	5,444

TOTAL RIGHTS			$24,588

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$1,736,865,741

	Interest
Shares	Rate	Value
Securities Lending Collateral(c) — 6.4%
Boston Global Investment Trust – Enhanced Portfolio II
114,122,598	0.762%	$112,753,127

TOTAL INVESTMENTS — 104.3%		$1,849,618,868

LIABILITIES IN EXCESS OF OTHER ASSETS — (4.3)%		(76,485,394)

NET ASSETS — 100.0%		$1,773,133,474

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2009.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

Investment Abbreviations:
ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
January 31, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FORWARD FOREIGN CURRENCY CONTRACT — At January 31, 2009, the Fund had an outstanding forward foreign currency exchange contract to purchase foreign currency:

Open Forward Foreign Currency	Contract	Expiration	Value on	Current	Unrealized
Contract with Unrealized Loss	Type	Date	Settlement Date	Value	Loss

Singapore Dollar	Purchase	02/02/09	$393,719	$390,832	$(2,887)

FUTURES CONTRACTS — At January 31, 2009, the following futures contracts were open:

	Number of	Settlement	Notional	Unrealized
Type	Contracts Long	Month	Value	Gain (Loss)

Dow Jones Euro Stoxx 50 Index	618	March 2009	$17,637,790	$(793,905)
FTSE 100 Index	140	March 2009	8,326,522	(161,792)
Hang Seng Index	10	February 2009	852,049	52,258
SGX MSCI Singapore Index	15	February 2009	420,310	13,921
SPI 200 Index	42	March 2009	2,330,424	(36,003)
TOPIC Index	113	March 2009	9.937,107	(282,293)

TOTAL				$(1,207,814)

TAX INFORMATION — At January 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$2,697,703,262

Gross unrealized gain	10,867,830
Gross unrealized loss	(858,952,224)

Net unrealized security loss	$(848,084,394)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments
January 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — 97.6%
Australia — 5.3%
28,614	AED Oil Ltd. (Energy)	$17,324
51,287	Ansell Ltd. (Health Care Equipment & Services)	329,679
55,662	APN News & Media Ltd. (Media)	69,968
61,827	Arrow Energy Ltd. (Energy)*	82,024
21,831	Austal Ltd. (Capital Goods)	25,012
18,738	Austar United Communications Ltd. (Media)*	8,659
192,861	Australian Infrastructure Fund (Transportation)	210,422
16,178	Australian Worldwide Exploration Ltd. (Energy)	26,661
69,571	Avoca Resources Ltd. (Materials)*	71,247
74,022	AWB Ltd. (Food & Staples Retailing)	102,404
1,851	Bank of Queensland Ltd. (Banks)	8,574
135,429	Beach Petroleum Ltd. (Energy)	65,039
77,208	Centennial Coal Co. Ltd. (Energy)	134,773
102,426	Challenger Financial Services Group Ltd. (Diversified Financials)	76,783
451,183	Commonwealth Property Office Fund (REIT) (Real Estate)	240,662
128,066	David Jones Ltd. (Retailing)	184,956
165,931	Downer EDI Ltd. (Commercial & Professional Services)	368,935
131,937	Emeco Holdings Ltd. (Capital Goods)	13,942
167,566	Envestra Ltd. (Utilities)	31,612
18,321	Felix Resources Ltd. (Energy)	78,107
7,712	Fleetwood Corp. Ltd. (Automobiles & Components)	17,600
6,415	Flight Centre Ltd. (Consumer Services)	25,338
80,312	Gindalbie Metals Ltd. (Materials)*	28,201
1,970	GUD Holdings Ltd. (Consumer Durables & Apparel)	7,462
86,918	Hastings Diversified Utilities Fund (Utilities)	108,557
16,468	Iluka Resources Ltd. (Materials)*	43,650
335,089	ING Office Fund (REIT) (Real Estate)	103,794
66,457	Kagara Ltd. (Materials)*	17,735
7,003	Karoon Gas Australia Ltd. (Energy)*	13,043
25,370	Kingsgate Consolidated Ltd. (Materials)*	59,199
34,833	Linc Energy Ltd. (Energy)*	27,492
13,015	MacArthur Coal Ltd. (Materials)(a)	24,071
75,556	Macquarie Media Group Ltd. (Media)	40,504
21,173	Mincor Resources NL (Materials)	8,279
19,835	Mirabela Nickel Ltd. (Materials)*	16,436
20,206	Monadelphous Group Ltd. (Capital Goods)(a)	80,253
103,722	Mount Gibson Iron Ltd. (Materials)*	25,582
189,948	Pacific Brands Ltd. (Retailing)	50,375
16,707	Paladin Energy Ltd. (Energy)*	31,742
84,629	Resolute Mining Ltd. (Materials)*	22,666
415,569	Roc Oil Co. Ltd. (Energy)*	130,291
17,682	SAI Global Ltd. (Commercial & Professional Services)	28,408
14,711	Salmat Ltd. (Commercial & Professional Services)	29,335

Shares	Description	Value
Common Stocks — (continued)
Australia — (continued)
2,936	Seven Network Ltd. (Media)	$11,037
327,778	Sigma Pharmaceuticals Ltd. (Health Care Equipment & Services)	247,972
13,767	Sino Gold Mining Ltd. (Materials)*	42,554
11,287	Spotless Group Ltd. (Commercial & Professional Services)	18,007
417,741	St. Barbara Ltd. (Materials)*	80,487
92,552	Straits Resources Ltd. (Materials)	60,078
52,991	STW Communications Group Ltd. (Media)	21,921
169,426	Tower Australia Group Ltd. (Insurance)	247,415

		3,816,267

Austria — 0.8%
6,834	Andritz AG (Capital Goods)	201,837
2,692	A-TEC Industries AG (Capital Goods)*	21,081
4,991	Austrian Airlines AG (Transportation)*	26,692
133,629	Immofinanz Immobilien Anlagen AG (Real Estate)*	150,881
5,745	Oesterreichische Post AG (Transportation)	179,154
999	Schoeller-Bleckmann Oilfield Equipment AG (Energy)	27,034

		606,679

Belgium — 1.4%
2,660	Bekaert SA (Capital Goods)	154,231
199	Cofinimmo (REIT) (Real Estate)	24,079
2,051	Compagnie d’ Enterprises CFE (Capital Goods)	63,555
4,525	Econocom Group (Software & Services)	33,219
17,473	Euronav NV (Energy)	265,382
3,040	Gimv NV (Diversified Financials)	118,663
7,931	Omega Pharma SA (Health Care Equipment & Services)	245,971
3,970	Sipef SA (Food, Beverage & Tobacco)	93,619

		998,719

Bermuda — 0.9%
69,099	Hiscox Ltd. (Insurance)	313,552
7,469	Lancashire Holdings Ltd. (Insurance)*	49,043
1,037,916	West Siberian Resources Ltd. GDR (Energy)*	311,920

		674,515

China — 0.1%
265,000	Synear Food Holdings Ltd. (Food, Beverage & Tobacco)	45,497

Cyprus — 0.4%
100,800	Deep Sea Supply PLC (Energy)(a)	130,333
42,200	ProSafe SE (Energy)*	160,576

		290,909

Denmark — 1.0%
5,608	Amagerbanken A/S (Banks)	30,779
5,794	Auriga Industries A/S Class B (Materials)	100,651
1,800	Bavarian Nordic A/S (Pharmaceuticals, Biotechnology & Life Sciences)*	48,184
2,971	Dampskibsselskabet Norden A/S (Transportation)	93,639

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
January 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Denmark — (continued)
5,887	Dampskibsselskabet Torm A/S (Energy)	$63,076
7,440	East Asiatic Co. Ltd. A/S (Food, Beverage & Tobacco)	242,714
718	Rockwool International A/S Class B (Capital Goods)	49,016
17,000	Sjaelso Gruppen A/S (Consumer Durables & Apparel)	63,118

		691,177

Finland — 1.1%
10,824	F-Secure Oyj (Software & Services)	28,352
20,791	KCI Konecranes Oyj (Capital Goods)	318,986
6,418	Kemira Oyj (Materials)	41,800
47,692	Oriola-KD Oyj Class B (Health Care Equipment & Services)	90,212
7,328	Poyry Oyj (Commercial & Professional Services)	75,442
65,031	Raisio PLC Class V (Food, Beverage & Tobacco)	128,027
10,779	Tietoenator Oyj (Software & Services)	122,181

		805,000

France — 4.0%
28,256	Assystem (Commercial & Professional Services)(a)	178,131
6,596	Beneteau SA (Consumer Durables & Apparel)(a)	47,311
18,575	Boiron SA (Pharmaceuticals, Biotechnology & Life Sciences)	517,700
4,275	Cegid Group (Software & Services)	41,824
831	Esso S.A.F. (Energy)	82,399
439	Financiere de L’Odet (Transportation)	79,228
9,314	Gemalto NV (Technology Hardware & Equipment)*	227,357
4,059	Ipsos (Media)	86,232
11,839	Nexans SA (Capital Goods)	678,168
6,745	Rallye SA (Food & Staples Retailing)	134,067
7,051	Remy Cointreau SA (Food, Beverage & Tobacco)	187,330
1,502	Saft Groupe SA (Capital Goods)	36,674
6,065	SEB SA (Consumer Durables & Apparel)	143,173
2,293	Sperian Protection (Commercial & Professional Services)	103,990
404	Vilmorin & Cie (Food, Beverage & Tobacco)	44,733
3,946	Virbac SA (Pharmaceuticals, Biotechnology & Life Sciences)	269,565

		2,857,882

Germany — 6.0%
12,673	Aixtron AG (Semiconductors & Semiconductor Equipment)	65,154
8,027	Arcandor AG (Retailing)*	20,384
3,474	Bauer AG (Capital Goods)	99,763
12,663	Bechtle AG (Software & Services)	203,556
8,202	Bilfinger Berger AG (Capital Goods)	346,236

Shares	Description	Value
Common Stocks — (continued)
Germany — (continued)
666	Biotest AG (Pharmaceuticals, Biotechnology & Life Sciences)	$35,645
1,976	Biotest AG Preference Shares (Pharmaceuticals, Biotechnology & Life Sciences)	98,274
21,072	Carl Zeiss Meditec AG (Health Care Equipment & Services)	249,831
17,832	Demag Cranes AG (Capital Goods)	403,071
1,302	Deutsche Euroshop AG (Real Estate)	35,809
10,586	Draegerwerk AG & Co. KGaA Preference Shares (Health Care Equipment & Services)	268,770
1,872	Gerresheimer AG (Pharmaceuticals, Biotechnology & Life Sciences)	38,285
1,483	GfK AG (Commercial & Professional Services)	30,354
19,177	IDS Scheer AG (Software & Services)	139,066
41,649	Kizoo AG (Software & Services)(a)	265,083
11,089	Kloeckner & Co. SE (Capital Goods)	159,260
5,910	Kontron AG (Semiconductors & Semiconductor Equipment)	49,765
2,701	Krones AG (Capital Goods)	94,050
624	KWS Saat AG (Food, Beverage & Tobacco)	78,239
22,238	Loewe AG (Consumer Durables & Apparel)	198,579
4,963	MLP AG (Diversified Financials)(a)	53,969
13,920	Morphosys AG (Pharmaceuticals, Biotechnology & Life Sciences)*	290,580
19,444	MTU Aero Engines Holding AG (Capital Goods)	543,281
13,980	Praktiker Bau- und Heimwerkermaerkte AG (Retailing)	104,424
3,162	SGL Carbon AG (Capital Goods)*	68,124
2,810	Software AG (Software & Services)	170,885
3,231	Versatel AG (Telecommunication Services)*	45,302
480	Vossloh AG (Capital Goods)	48,292
10,281	Wirecard AG (Software & Services)*	58,278

		4,262,309

Greece — 0.7%
116,024	Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical & Organi (Household & Personal Products)	89,938
2,551	Eurobank Properties Real Estate Investment Co. (REIT) (Real Estate)	18,861
14,816	EYDAP Athens Water Supply & Sewage Co. SA (Utilities)	109,048
2,659	Hellenic Exchanges SA (Diversified Financials)	16,997
18,788	Iaso SA (Health Care Equipment & Services)	99,001
25,046	Michaniki SA (Capital Goods)	39,129
5,797	Motor Oil Hellas Corinth Refineries SA (Energy)	56,599

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
January 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Greece — (continued)
12,545	Sarantis SA (Household & Personal Products)	$65,674

		495,247

Hong Kong — 1.9%
124,000	AAC Acoustic Technologies Holdings, Inc. (Technology Hardware & Equipment)*	39,866
840,000	China WindPower Group Ltd. (Food & Staples Retailing)*	23,188
118,000	Chow Sang Sang Holdings International Ltd. (Retailing)	61,952
64,000	Citic 1616 Holdings Ltd. (Telecommunication Services)	7,358
5,757	Dah Sing Financial Holdings Ltd. (Banks)	14,082
326,000	First Pacific Co. Ltd. (Food, Beverage & Tobacco)	117,269
136,000	First Shanghai Investments Ltd. (Diversified Financials)	12,149
112,000	Fubon Bank Hong Kong Ltd. (Banks)	30,411
98,000	Goldin Properties Holdings Ltd. (Retailing)*	52,929
80,000	Great Eagle Holdings Ltd. (Real Estate)	97,774
450,000	Hutchison Harbour Ring Ltd. (Consumer Durables & Apparel)	33,464
542,500	Johnson Electric Holdings Ltd. (Capital Goods)	114,475
45,000	Melco International Development Ltd. (Capital Goods)	12,910
144,000	Midland Holdings Ltd. (Real Estate)	42,470
110,000	Natural Beauty Bio-Technology Ltd. (Household & Personal Products)	15,970
140,000	Norstar Founders Group Ltd. (Automobiles & Components)	13,180
1,234,000	Oriental Press Group Ltd. (Media)	107,305
60,000	Ports Design Ltd. (Consumer Durables & Apparel)	60,681
229,000	Prosperity REIT (Real Estate)	26,371
70,000	Public Financial Holdings Ltd. (Diversified Financials)	25,015
122,200	Regal Hotels International Holdings Ltd. (Consumer Services)	28,732
389,000	Regal Real Estate Investment Trust (REIT) (Real Estate)	46,940
233,000	Samson Holding Ltd. (Consumer Durables & Apparel)	20,915
68,000	Shell Electric Manufacturing Co. Ltd. (Consumer Durables & Apparel)	19,066
120,000	Shenyin Wanguo HK Ltd. (Diversified Financials)	42,718
12,000	Shun Tak Holdings Ltd. (Transportation)	4,355
15,000	Sunlight Real Estate Investment Trust (REIT) (Real Estate)	2,708
40,000	Tai Fook Securities Group Ltd. (Diversified Financials)	5,859
120,500	Techtronic Industries Co. Ltd. (Consumer Durables & Apparel)	39,450

Shares	Description	Value
Common Stocks — (continued)
Hong Kong — (continued)
86,000	Texwinca Holdings Ltd. (Consumer Durables & Apparel)	$36,809
147,086	The Hongkong & Shanghai Hotels Ltd. (Consumer Services)	107,873
100,000	Tian An China Investments Co. Ltd. (Real Estate)	24,498
80,000	Value Partners Group Ltd. (Diversified Financials)	24,269
9,000	VTech Holdings Ltd. (Technology Hardware & Equipment)	34,437
19,000	Wing On Co. International Ltd. (Retailing)	19,275
14,000	Xinyi Glass Holdings Co. Ltd. (Automobiles & Components)	3,559

		1,370,282

Ireland — 0.6%
44,451	C&C Group PLC (Food, Beverage & Tobacco)	44,379
108,242	Fyffes PLC (Food & Staples Retailing)	33,843
7,410	Glanbia PLC (Food, Beverage & Tobacco)	25,161
2,833	Irish Continental Group PLC (Transportation)*	58,091
11,730	Irish Life & Permanent PLC (Insurance)	24,627
18,380	Kingspan Group PLC (Capital Goods)	62,892
11,450	Paddy Power PLC (Consumer Services)	159,026
14,700	Smurfit Kappa Group PLC (Materials)	33,346

		441,365

Italy — 3.2%
21,010	Ansaldo STS SpA (Transportation)	254,679
9,725	Banca Piccolo Credito Valtellinese Scarl (Banks)	89,354
23,612	Benetton Group SpA (Consumer Durables & Apparel)	172,174
133,996	Beni Stabili SpA (Real Estate)	105,716
31,851	Buzzi Unicem SpA (Materials)	396,737
23,125	De’Longhi SpA (Consumer Durables & Apparel)	38,959
1,301	DiaSorin SpA (Health Care Equipment & Services)	23,565
5,264	Engineering Ingegneria Informatica SpA (Software & Services)	91,726
7,493	ERG SpA (Energy)	89,058
32,732	ERGO Previdenza SpA (Insurance)	202,659
20,165	Fiera Milano SpA (Commercial & Professional Services)*	107,482
41,823	Hera SpA (Utilities)	76,105
66,214	IMMSI SpA (Automobiles & Components)	58,414
8,853	Indesit Co. SpA (Consumer Durables & Apparel)	33,542
15,212	Maire Tecnimont SpA (Capital Goods)	23,273
3,301	Permasteelisa SpA (Capital Goods)	39,100
67,583	Premafin Finanziaria SpA (Insurance)	120,110
61,283	Recordati SpA (Pharmaceuticals, Biotechnology & Life Sciences)	309,267

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
January 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Italy — (continued)
27,020	Sorin SpA (Health Care Equipment & Services)*	$16,275

		2,248,195

Japan — 36.9%
2,300	Aderans Holdings Co. Ltd. (Household & Personal Products)	18,197
7,300	Aida Engineering Ltd. (Capital Goods)	21,495
16,500	Aloka Co. Ltd. (Health Care Equipment & Services)	135,818
8,100	Alpen Co. Ltd. (Retailing)	161,682
9,200	Alpine Electronics, Inc. (Consumer Durables & Apparel)	64,978
2,200	AOKI Holdings, Inc. (Retailing)	24,600
3,900	Arc Land Sakamoto Co. Ltd. (Retailing)	43,611
3,300	Arcs Co. Ltd. (Food & Staples Retailing)	54,001
15,000	Asahi Diamond Industrial Co. Ltd. (Capital Goods)	76,279
9,700	Atrium Co. Ltd. (Banks)	19,975
224,000	Atsugi Co. Ltd. (Consumer Durables & Apparel)	340,180
9,300	Autobacs Seven Co. Ltd. (Retailing)	249,266
37,000	Bando Chemical Industries Ltd. (Capital Goods)	86,368
6,800	Bank of the Ryukyus Ltd. (Banks)	63,362
11,200	Belluna Co. Ltd. (Retailing)	31,631
161	Bic Camera, Inc. (Retailing)	35,000
22,000	Canon Finetech, Inc. (Technology Hardware & Equipment)	237,256
30,000	Central Glass Co. Ltd. (Capital Goods)	109,416
24,600	Century Leasing System, Inc. (Diversified Financials)	216,892
18,000	Chugai Ro Co. Ltd. (Capital Goods)	49,527
10,000	Chugoku Marine Paints Ltd. (Materials)	59,094
2,700	Circle K Sunkus Co. Ltd. (Food & Staples Retailing)	47,068
19,700	Coca-Cola Central Japan Co. Ltd. (Food, Beverage & Tobacco)	295,175
2,200	cocokara fine HOLDINGS, Inc. (Food & Staples Retailing)*	28,232
25,000	COMSYS Holdings Corp. (Capital Goods)	210,762
36	CyberAgent, Inc. (Media)	20,493
27,000	Daifuku Co. Ltd. (Capital Goods)	137,413
59,300	Daiichikosho Co. Ltd. (Media)	656,115
12,000	Daiwa Industries Ltd. (Capital Goods)	39,956
20,000	Daiwabo Co. Ltd. (Consumer Durables & Apparel)	67,045
7,100	DCM Japan Holdings Co. Ltd. (Retailing)	41,706
11,400	Doshisha Co. Ltd. (Retailing)	151,747
8,200	Doutor Nichires Holdings Co. Ltd. (Consumer Services)	138,160
27,100	DTS Corp. (Software & Services)	221,452
14,600	Duskin Co. Ltd. (Retailing)	242,882
44,000	Ebara Corp. (Capital Goods)	79,748

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
44,100	Fuji Machine Manufacturing Co. Ltd. (Capital Goods)	$362,440
11,000	FUJISOFT, Inc. (Software & Services)	197,523
4,000	Fujicco Co. Ltd. (Food, Beverage & Tobacco)	48,806
161,000	Fujikura Ltd. (Capital Goods)	440,388
11,600	Fujitsu Business Systems Ltd. (Retailing)	172,400
16,000	Fujitsu General Ltd. (Consumer Durables & Apparel)	29,642
3,500	Funai Electric Co. Ltd. (Consumer Durables & Apparel)	83,471
8,700	Furuno Electric Co. Ltd. (Technology Hardware & Equipment)	51,621
11,400	Fuyo General Lease Co. Ltd. (Diversified Financials)	178,336
50	Global One Real Estate Investment Corp. (REIT) (Real Estate)	398,564
3,000	Glory Ltd. (Capital Goods)	51,529
6,070	Goldcrest Co. Ltd. (Consumer Durables & Apparel)	144,689
26,000	GS Yuasa Corp. (Capital Goods)	139,298
52,000	Gunze Ltd. (Consumer Durables & Apparel)	181,989
5,000	H2O Retailing Corp. (Retailing)	36,247
25,000	Hanwa Co. Ltd. (Capital Goods)	73,753
3,500	HIS Co. Ltd. (Consumer Services)	67,480
13,100	Hitachi Information Systems Ltd. (Software & Services)	252,884
6,800	Hitachi Software Engineering Co. Ltd. (Software & Services)	95,768
11,000	Hitachi Systems & Services Ltd. (Software & Services)	115,732
18,000	Hitachi Transport System Ltd. (Transportation)	222,867
3,210	Honeys Co. Ltd. (Retailing)	18,933
7,600	Hosiden Corp. (Technology Hardware & Equipment)	88,782
17,300	Ines Corp. (Software & Services)	89,762
19,600	Inui Steamship Co. Ltd. (Transportation)	126,053
24,000	Iseki & Co. Ltd. (Capital Goods)*	71,838
7,500	IT Holdings Corp. (Software & Services)*	111,322
1,000	Itochu-Shokuhin Co. Ltd. (Food & Staples Retailing)	38,189
13,000	Itoham Foods, Inc. (Food, Beverage & Tobacco)	43,921
55,600	Itoki Corp. (Commercial & Professional Services)	172,661
7,900	Japan Digital Laboratory Co. Ltd. (Technology Hardware & Equipment)	82,571
22	Japan Logistics Fund, Inc. (REIT) (Real Estate)	121,023
19,000	JFE Shoji Holdings, Inc. (Capital Goods)	56,518
62	kabu.com Securities Co. Ltd. (Diversified Financials)	68,964
15,900	Kaga Electronics Co. Ltd. (Technology Hardware & Equipment)	169,527

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
January 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
19,000	Kaken Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	$208,647
111,000	Kansai Urban Banking Corp. (Banks)(a)	167,673
58,000	Kasumi Co. Ltd. (Food & Staples Retailing)	276,749
7,000	Kato Sangyo Co. Ltd. (Retailing)	106,377
67,000	Kato Works Co. Ltd. (Capital Goods)	139,105
4,800	Keihin Corp. (Automobiles & Components)	40,499
8,400	Keiyo Co. Ltd. (Retailing)	54,405
10	Kenedix Realty Investment Corp. (REIT) (Real Estate)	26,061
30,000	Kitz Corp. (Capital Goods)	92,196
287,000	Kiyo Holdings, Inc. (Banks)	390,185
1,500	Kobayashi Pharmaceutical Co. Ltd. (Household & Personal Products)	56,674
5,600	Kohnan Shoji Co. Ltd. (Retailing)	62,124
15,000	Kojima Co. Ltd. (Retailing)(a)	41,653
11,500	Kokuyo Co. Ltd. (Commercial & Professional Services)	80,191
29,800	Komori Corp. (Capital Goods)	278,604
16,000	Krosaki Harima Corp. (Materials)	32,602
2,300	K’s Holdings Corp. (Retailing)	35,438
26,000	Kureha Corp. (Materials)	125,174
2,700	Kyoritsu Maintenance Co. Ltd. (Consumer Services)	50,472
5,000	Kyowa Exeo Corp. (Capital Goods)	47,884
9,000	Marudai Food Co. Ltd. (Food, Beverage & Tobacco)	24,733
39,000	Maruzen Showa Unyu Co. Ltd. (Transportation)	122,572
2,300	Megachips Corp. (Technology Hardware & Equipment)	39,161
13,000	Meidensha Corp. (Capital Goods)	35,223
36	MID REIT, Inc. (REIT) (Real Estate)	57,458
1,400	Milbon Co. Ltd. (Household & Personal Products)	35,462
8,300	Mimasu Semiconductor Industry Co. Ltd. (Semiconductors & Semiconductor Equipment)	86,262
42,000	Mitsubishi Paper Mills Ltd. (Materials)	70,818
8,800	Mitsubishi Pencil Co. Ltd. (Commercial & Professional Services)(a)	97,711
77,000	Mitsui Sugar Co. Ltd. (Food, Beverage & Tobacco)	253,431
35,000	Mochida Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	418,802
15	Mori Trust Sogo Reit, Inc. (REIT) (Real Estate)	114,115
124,000	Nachi-Fujikoshi Corp. (Capital Goods)	206,118
4,100	Nafco Co. Ltd. (Retailing)	63,945
4,000	Nagase & Co. Ltd. (Capital Goods)	35,460
27,600	Namura Shipbuilding Co. Ltd. (Capital Goods)	83,164
16,500	NEC Fielding Ltd. (Software & Services)	195,781

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
138,000	Nippon Beet Sugar Manufacturing Co. Ltd. (Food, Beverage & Tobacco)	$361,899
47	Nippon Commercial Investment Corp. (REIT) (Real Estate)	30,954
26,000	Nippon Flour Mills Co. Ltd. (Food, Beverage & Tobacco)	129,295
11,000	Nippon Kayaku Co. Ltd. (Materials)	49,732
29,000	Nippon Konpo Unyu Soko Co. Ltd. (Transportation)	299,406
46,000	Nippon Shinyaku Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	528,262
6,000	Nippon Shokubai Co. Ltd. (Materials)	39,930
57,900	Nippon Signal Co. Ltd. (Capital Goods)	354,946
79,000	Nippon Soda Co. Ltd. (Materials)	295,425
14,200	Nippon Suisan Kaisha Ltd. (Food, Beverage & Tobacco)	35,177
6,000	Nipro Corp. (Health Care Equipment & Services)	89,878
30,000	Nissin Corp. (Transportation)	69,810
66,000	Nitto Boseki Co. Ltd. (Capital Goods)	110,498
66,000	NOF Corp. (Materials)	292,240
10,000	Okuwa Co. Ltd. (Food & Staples Retailing)	139,973
157,500	Orient Corp. (Diversified Financials)*	158,521
16,700	Osaka Steel Co. Ltd. (Materials)	238,902
6,000	Osaki Electric Co. Ltd. (Technology Hardware & Equipment)	42,738
11,100	Otsuka Kagu Ltd. (Retailing)	79,544
5,100	Plenus Co. Ltd. (Consumer Services)	79,984
510	Point, Inc. (Retailing)	22,847
11,400	Right On Co. Ltd. (Retailing)(a)	136,694
2,000	Rinnai Corp. (Consumer Durables & Apparel)	78,113
6,000	Riso Kagaku Corp. (Technology Hardware & Equipment)	62,356
7,900	Round One Corp. (Consumer Services)	69,259
19,000	Ryobi Ltd. (Capital Goods)	34,370
79,000	San-Ai Oil Co. Ltd. (Energy)	349,772
100,000	Sanken Electric Co. Ltd. (Semiconductors & Semiconductor Equipment)	366,416
7,000	Sanki Engineering Co. Ltd. (Capital Goods)	45,883
11,000	Sankyu, Inc. (Transportation)	34,482
28,300	Sanshin Electronics Co. Ltd. (Technology Hardware & Equipment)	213,763
39,000	Seika Corp. (Capital Goods)	89,786
27,000	Sekisui Jushi Corp. (Capital Goods)	200,199
46,000	Senko Co. Ltd. (Transportation)	168,940
7,600	Shima Seiki Manufacturing Ltd. (Capital Goods)	152,521
3,400	Shinko Plantech Co. Ltd. (Energy)	26,102
8,700	Shinko Shoji Co. Ltd. (Technology Hardware & Equipment)	69,664

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
January 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
4,000	Shin-Kobe Electric Machinery Co. Ltd. (Capital Goods)	$22,270
5,000	Shizuoka Gas Co. Ltd. (Utilities)	29,602
17,300	Shoei Co. Ltd. (Real Estate)	139,793
132	SKY Perfect JSAT Holdings, Inc. (Media)	55,322
9,100	Sumisho Computer Systems Corp. (Software & Services)	130,726
40,000	Sumitomo Osaka Cement Co. Ltd. (Materials)	79,794
8,000	Tachi-S Co. Ltd. Class S (Automobiles & Components)	41,771
7,000	Tadano Ltd. (Capital Goods)	28,998
24,000	Taihei Kogyo Co. Ltd. (Capital Goods)	58,725
8,700	Taikisha Ltd. (Capital Goods)	132,171
4,300	Takata Corp. (Automobiles & Components)	32,332
17,000	The Bank of Nagoya Ltd. (Banks)	99,951
11,700	The Bank of Okinawa Ltd. (Banks)	426,046
16,800	The Chiba Kogyo Bank Ltd. (Banks)*	211,292
41,250	The Daiei, Inc. (Retailing)*(a)	185,198
57,000	The Ehime Bank Ltd. (Banks)	185,478
220,000	The Fuji Fire & Marine Insurance Co. Ltd. (Insurance)	247,777
76,000	The Higashi-Nippon Bank Ltd. (Banks)	218,944
7,000	The Higo Bank Ltd. (Banks)	40,794
28,000	The Kagoshima Bank Ltd. (Banks)	215,245
112,000	The Keiyo Bank Ltd. (Banks)	548,373
1,500	The Musashino Bank Ltd. (Banks)	51,596
24,000	The Nisshin Oillio Group Ltd. (Food, Beverage & Tobacco)	115,704
9,600	The Okinawa Electric Power Co., Inc. (Utilities)	663,980
10,000	The Sumitomo Warehouse Co. Ltd. (Transportation)	43,929
44,000	The Tochigi Bank Ltd. (Banks)	259,940
8,000	TKC Corp. (Software & Services)	177,509
101,000	Toa Corp. (Capital Goods)*	141,481
74,000	Toagosei Co. Ltd. (Materials)	191,554
29	Tokyu REIT, Inc. (REIT) (Real Estate)	185,885
7	Top REIT, Inc. (REIT) (Real Estate)	26,548
5,300	Toppan Forms Co. Ltd. (Commercial & Professional Services)	58,079
20,100	Topre Corp. (Automobiles & Components)	136,275
78,000	Topy Industries Ltd. (Materials)	128,141
15,400	Torii Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	264,425
42,000	Toshiba Machine Co. Ltd. (Capital Goods)	115,415
109,000	Toshiba TEC Corp. (Technology Hardware & Equipment)	324,475
29,000	Toyo Kohan Co. Ltd. (Materials)	121,579
41,000	Toyo Securities Co. Ltd. (Diversified Financials)	68,492

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
4,500	Trusco Nakayama Corp. (Capital Goods)	$51,510
9,100	TS Tech Co. Ltd. (Automobiles & Components)	45,984
21,100	Unipres Corp. (Automobiles & Components)	138,879
24,030	Usen Corp. (Media)*	27,541
59,000	Yodogawa Steel Works Ltd. (Materials)	277,747
15,000	Yokohama Reito Co. Ltd. (Retailing)	102,407
29,500	Yonekyu Corp. (Food, Beverage & Tobacco)	324,133
9,000	Yurtec Corp. (Capital Goods)	52,986
66,000	Zeon Corp. (Materials)	211,583

		26,321,662

Jersey — 0.1%
20,579	Atrium European Real Estate Ltd. (Real Estate)*(a)	57,221

Liechtenstein — 0.1%
389	Verwalt & Privat-Bank AG (Diversified Financials)	39,120

Netherlands — 2.7%
7,629	ASM International NV (Semiconductors & Semiconductor Equipment)*	55,319
6,122	BinckBank NV (Diversified Financials)	49,706
5,645	Brunel International NV (Commercial & Professional Services)	66,324
13,595	Crucell NV (Pharmaceuticals, Biotechnology & Life Sciences)*	241,091
4,405	Eurocommercial Properties NV CVA (REIT) (Real Estate)	127,223
11,448	Koninklijke BAM Groep NV (Capital Goods)	97,384
59,571	Koninklijke Wessanen NV (Food, Beverage & Tobacco)	346,529
9,814	OCE NV (Technology Hardware & Equipment)	25,197
7,056	QIAGEN NV (Pharmaceuticals, Biotechnology & Life Sciences)*	120,663
24,779	USG People NV (Commercial & Professional Services)	273,470
1,913	VastNed Retail NV (REIT) (Real Estate)	81,438
6,438	Wereldhave NV (REIT) (Real Estate)	461,593

		1,945,937

New Zealand — 0.4%
41,851	Air New Zealand Ltd. (Transportation)	18,981
58,492	Freightways Ltd. (Transportation)	87,129
17,709	Mainfreight Ltd. (Transportation)	37,399
86,926	PGG Wrightson Ltd. (Food, Beverage & Tobacco)	56,287
64,364	Vector Ltd. (Utilities)	71,865

		271,661

Norway — 1.0%
7,350	Fred Olsen Energy ASA (Energy)	189,551

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
January 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Norway — (continued)
19,500	Norske Skogindustrier ASA (Materials)*	$38,152
12,900	Petroleum Geo-Services ASA (Energy)*	42,112
6,000	Schibsted ASA (Media)	57,013
13,949	Sparebanken 1 SMN (Banks)	55,155
3,369	Sparebanken Nord-Norge (Banks)	24,266
6,100	Tandberg ASA (Technology Hardware & Equipment)	75,402
34,400	TGS Nopec Geophysical Co. ASA (Energy)*	196,475
13,000	Veidekke ASA (Capital Goods)	51,987

		730,113

Portugal — 0.9%
115,622	REN — Redes Energeticas Nacionais SA (Utilities)	441,949
24,073	Semapa-Sociedade de Investimento e Gestao SGPS, SA (Materials)	195,064

		637,013

Singapore — 1.7%
20,000	CapitaCommercial Trust (REIT) (Real Estate)	12,409
141,000	China Aviation Oil Singapore Corp. Ltd. (Energy)	70,572
5,450	Creative Technology Ltd. (Technology Hardware & Equipment)*	14,921
203,000	Ezra Holdings Ltd. (Energy)	86,073
176,000	Fortune Real Estate Investment Trust (REIT) (Real Estate)	50,816
12,000	Haw Par Corp. Ltd. (Capital Goods)	29,877
28,000	Hong Leong Asia Ltd. (Capital Goods)	10,631
94,000	Indofood Agri Resources Ltd. (Food, Beverage & Tobacco)*	36,895
45,000	Keppel Land Ltd. (Real Estate)	40,833
135,000	Kim Eng Holdings Ltd. (Diversified Financials)	88,152
354,000	Lippo-Mapletree Indonesia Retail Trust (REIT) (Real Estate)	65,651
390,000	Metro Holdings Ltd. (Retailing)	80,115
28,000	MobileOne Ltd. (Telecommunication Services)	29,941
97,000	Orchard Parade Holdings Ltd. (Real Estate)	43,053
16,000	Singapore Airport Terminal Services Ltd. (Transportation)	14,425
44,000	Sino-Environment Technology Group Ltd. (Utilities)*	13,848
132,000	SMRT Corp. Ltd. (Transportation)	137,950
72,000	Stamford Land Corp. Ltd. (Consumer Services)	11,587
438,000	Starhill Global REIT (REIT) (Real Estate)	148,178
11,000	Suntec Real Estate Investment Trust (REIT) (Real Estate)	4,760
78,000	United Engineers Ltd. (Capital Goods)	57,889
13,000	UOB-Kay Hian Holdings Ltd. (Diversified Financials)	7,940
16,000	Venture Corp. Ltd. (Technology Hardware & Equipment)	42,639

Shares	Description	Value
Common Stocks — (continued)
Singapore — (continued)
186,000	Wing Tai Holdings Ltd. (Real Estate)	$84,782

		1,183,937

Spain — 2.8%
7,680	Baron de Ley SA (Food, Beverage & Tobacco)*	302,282
17,809	Campofrio Food SA (Food, Beverage & Tobacco)	195,285
895	Construcciones y Auxiliar de Ferrocarriles SA (Capital Goods)	243,824
7,774	Corp. Financiera Alba SA (Diversified Financials)	273,034
9,608	Dinamia Capital Privado Sociedad de Capital Riesgo SA (Diversified Financials)	101,530
10,310	Grupo Catalana Occidente SA (Insurance)	157,259
7,614	Laboratorios Almirall SA (Pharmaceuticals, Biotechnology & Life Sciences)	63,386
3,428	Miquel y Costas & Miquel SA (Materials)	53,429
4,865	Pescanova SA (Food, Beverage & Tobacco)	180,026
12,335	Sol Melia SA (Consumer Services)	62,157
40,339	Tubos Reunidos SA (Materials)	100,505
14,708	Viscofan SA (Food, Beverage & Tobacco)	275,911

		2,008,628

Sweden — 2.8%
2,787	AarhusKarlshamn AB (Food, Beverage & Tobacco)	39,639
11,500	AF AB Class B (Commercial & Professional Services)	142,799
41,030	Betsson AB (Consumer Services)*	387,612
16,538	Castellum AB (Real Estate)	105,434
8,200	D. Carnegie & Co. AB (Diversified Financials)	—
37,281	Fabege AB (Real Estate)	124,804
11,402	Hufvudstaden AB Class A (Real Estate)	66,919
18,600	KappAhl Holding AB (Retailing)	62,307
27,526	Kungsleden AB (Real Estate)	140,959
8,981	Loomis AB Class B (Commercial & Professional Services)*	66,560
6,200	Mekonomen AB (Retailing)	60,643
19,500	NCC AB Class B (Capital Goods)	118,197
5,400	Nolato AB Class B (Technology Hardware & Equipment)	22,559
6,389	Ratos AB Class B (Diversified Financials)	82,384
19,900	Wallenstam Byggnads AB Class B (Real Estate)	151,809
39,867	Wihlborgs Fastigheter AB (Real Estate)	446,501

		2,019,126

Switzerland — 4.0%
650	Acino Holding AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	118,506

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
January 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Switzerland — (continued)
3,274	Bank Sarasin & Cie AG Class B (Diversified Financials)	$78,681
535	Banque Cantonale Vaudoise (Registered) (Banks)	150,046
91,187	Clariant AG (Registered) (Materials)*	452,543
5,287	Coltene Holding AG (Health Care Equipment & Services)	200,417
1,714	Helvetia Holding AG (Insurance)	361,192
3,082	Inficon Holding AG (Registered) (Technology Hardware & Equipment)	211,770
98	Kuoni Reisen Holding AG (Consumer Services)	27,913
5,425	Petroplus Holdings AG (Energy)*	106,561
335	Phoenix Mecano AG (Technology Hardware & Equipment)	97,904
7,815	PSP Swiss Property AG (Registered) (Real Estate)*	330,747
590	Rieter Holding AG (Registered) (Automobiles & Components)	66,262
46	Schweizerische National-Versicherungs-Gesellschaft (Registered) (Insurance)	23,725
6,461	Tecan Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	213,542
2,223	Valora Holding AG (Registered) (Retailing)	320,997
11	Vetropack Holding AG (Materials)	11,999
3,919	Vontobel Holding AG (Diversified Financials)	66,600

		2,839,405

United Kingdom — 16.8%
51,400	Acergy SA (Energy)(a)	282,438
3,532	Aggreko PLC (Commercial & Professional Services)	19,881
44,526	Amlin PLC (Insurance)	246,688
85,936	Anite PLC (Software & Services)	34,866
105,318	ARM Holdings PLC (Semiconductors & Semiconductor Equipment)	139,272
11,183	Arriva PLC (Transportation)	73,881
8,847	Ashmore Group PLC (Diversified Financials)	16,212
43,316	Atkins WS PLC (Commercial & Professional Services)	348,622
18,354	Aveva Group PLC (Software & Services)	158,541
60,138	Babcock International Group PLC (Commercial & Professional Services)	438,459
59,524	Beazley Group PLC (Insurance)	109,583
109,589	BowLeven PLC (Energy)*	65,805
107,471	Brit Insurance Holdings PLC (Insurance)	313,780
54,663	Brixton PLC (REIT) (Real Estate)	67,696
80,329	Cape PLC (Commercial & Professional Services)*	39,234
98,380	Cattles PLC (Diversified Financials)	15,983
24,316	Charter International PLC (Capital Goods)	135,405

Shares	Description	Value
Common Stocks — (continued)
United Kingdom — (continued)
11,373	Clarkson PLC (Transportation)	$73,854
13,011	Close Brothers Group PLC (Diversified Financials)	93,424
11,621	CLS Holdings PLC (Real Estate)*	53,639
45,689	COLT Telecom Group SA (Telecommunication Services)*	51,888
77,061	Computacenter PLC (Software & Services)	127,843
59,959	Dairy Crest Group PLC (Food, Beverage & Tobacco)	173,292
15,385	Dana Petroleum PLC (Energy)*	200,770
6,459	Dechra Pharmaceuticals PLC (Pharmaceuticals, Biotechnology & Life Sciences)	39,436
12,619	Derwent London PLC (REIT) (Real Estate)	109,013
34,780	Devro PLC (Food, Beverage & Tobacco)	41,649
40,543	Dimension Data Holdings PLC (Software & Services)	20,980
127,499	Domino’s Pizza UK & IRL PLC (Consumer Services)	395,313
41,412	DS Smith PLC (Materials)	48,431
71,952	Electrocomponents PLC (Technology Hardware & Equipment)	136,191
53,949	Elementis PLC (Materials)	35,840
35,341	Filtrona PLC (Materials)	64,280
217,785	Game Group PLC (Retailing)	450,129
19,483	Genus PLC (Pharmaceuticals, Biotechnology & Life Sciences)	187,469
165,018	Henderson Group PLC (Diversified Financials)	179,358
18,543	IG Group Holdings PLC (Diversified Financials)	77,677
65,096	Informa PLC (Media)	225,645
302,978	International Personal Finance PLC (Diversified Financials)	558,552
54,887	ITE Group PLC (Commercial & Professional Services)	50,583
43,291	JKX Oil & Gas PLC (Energy)	126,060
5,747	John Wood Group PLC (Energy)	16,100
41,774	Keller Group PLC (Capital Goods)	370,731
74,916	Kofax PLC (Software & Services)	146,689
25,726	Mears Group PLC (Commercial & Professional Services)	102,102
55,813	Micro Focus International PLC (Software & Services)	243,720
17,726	Mondi PLC (Materials)	46,732
21,633	Morgan Sindall PLC (Capital Goods)	171,365
58,117	Mothercare PLC (Retailing)	330,146
43,057	Northern Foods PLC (Food, Beverage & Tobacco)	33,218
3,732	Pennon Group PLC (Utilities)	24,309
3,412	Persimmon PLC (Consumer Durables & Apparel)	14,187
91,576	Petrofac Ltd. (Energy)	551,223
267,000	Premier Foods PLC (Food, Beverage & Tobacco)	121,511

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
January 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
United Kingdom — (continued)
19,745	Premier Oil PLC (Energy)*	$201,431
36,907	PV Crystalox Solar PLC (Capital Goods)	48,757
210,425	QinetiQ PLC (Capital Goods)	455,888
1,032,248	Regus PLC (Commercial & Professional Services)	710,569
62,801	Restaurant Group PLC (Consumer Services)	98,502
22,094	Robert Wiseman Dairies PLC (Food, Beverage & Tobacco)	104,826
7,032	SDL PLC (Software & Services)*	27,462
47,588	Senior PLC (Capital Goods)	20,314
6,798	Shaftesbury PLC (REIT) (Real Estate)	26,527
24,533	Shanks Group PLC (Commercial & Professional Services)	34,639
82,288	Sibir Energy PLC (Energy)*	223,027
24,277	SIG PLC (Capital Goods)	41,894
20,083	Spectris PLC (Technology Hardware & Equipment)	139,762
433,126	Spirent Communications PLC (Technology Hardware & Equipment)	239,549
12,757	SSL International PLC (Health Care Equipment & Services)	92,757
25,057	St. Ives Group PLC (Media)	24,752
66,911	Sthree PLC (Commercial & Professional Services)	150,936
9,400	Stolt-Nielsen SA (Transportation)	98,628
10,600	Subsea 7, Inc. (Energy)*	55,188
41,319	The Weir Group PLC (Capital Goods)	197,991
53,385	Trinity Mirror PLC (Media)	36,458
89,023	TT electronics PLC (Technology Hardware & Equipment)	38,531
17,769	UK Coal PLC (Energy)*	32,090
111,939	WH Smith PLC (Retailing)	543,638
243,121	Yell Group PLC (Media)	154,943

		11,998,754

TOTAL COMMON STOCKS		$69,656,620

Closed-End Funds — 0.2%
Guernsey — 0.1%
23,774	HSBC Infrastructure Co. Ltd. (Diversified Financials)	$39,970

Jersey — 0.1%
46,171	3i Infrastructure PLC (Diversified Financials)	58,855

TOTAL CLOSED-END FUNDS		$98,825

Expiration
Units	Description	Month	Value
Right* — 0.0%
Australia — 0.0%
67,026	Envestra Ltd. (Utilities)	02/09	$—

Expiration
Units	Description	Month	Value
Warrant* — 0.0%
France — 0.0%
13,992	Carbone Lorraine SA (Capital Goods)	11/12	$—

Shares	Rate	Value
Investment Company(b) — 0.7%
JPMorgan U.S. Government Money Market Fund — Capital Shares
529,213	0.693%	$529,213

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL		$70,284,658

	Interest
Shares	Rate	Value
Securities Lending Collateral(b) — 1.5%
Boston Global Investment Trust – Enhanced Portfolio II
1,075,147	0.772%	$1,062,246

TOTAL INVESTMENTS — 100.0%		$71,346,904

LIABILITIES IN EXCESS OF OTHER ASSETS — 0.0%		(5,304)

NET ASSETS — 100.0%		$71,341,600

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2009.

Investment Abbreviations:
CVA	— Dutch Certification
GDR	— Global Depositary Receipt
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
January 31, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At January 31, 2009, the following futures contracts were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long	Month	Value	Gain (Loss)

Dow Jones EURO STOXX 50 Index	18	March 2009	$513,722	$(41,623)
FTSE 100 Index	4	March 2009	237,901	(13,385)
MSCI Sing Index	1	February 2009	28,021	882
SPI 200 Index	1	March 2009	55,486	(1,922)
TSE TOPIX Index	6	March 2009	527,634	(17,889)

TOTAL				$(73,937)

TAX INFORMATION — At January 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$99,894,929

Gross unrealized gain	2,476,645
Gross unrealized loss	(31,024,670)

Net unrealized security loss	$(28,548,025)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS
Schedule of Investments (continued)
January 31, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities traded on a foreign securities exchange are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the Board of Trustees consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchanges. While the independent service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by Goldman Sachs Asset Management International (“GSAMI”) by taking into consideration market or security specific information as discussed below.
     Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. Investments in equity securities and investment companies traded on a foreign securities exchange for which an independent fair value service cannot provide a quote are valued daily at their last sale price or official closing price on the principal exchange on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. If accurate quotations are not readily available, or if GSAMI believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the Board of Trustees. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.
     GSAMI, consistent with its procedures and applicable regulatory guidance, may determine to make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.
Fair Value of Investments — Under FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). Fair value measurements do not include transaction costs. FAS 157 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are described below:

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS
Schedule of Investments (continued)
January 31, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
Basis of Fair Value Measurement
Level 1— Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2— Quoted prices in markets that are not considered to be active or financial instruments for which all significant inputs are observable, either directly or indirectly;
Level 3— Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.
     In October 2008, the FASB issued FASB Staff Position FAS No. 157-3, “Determining the Fair Value of a Financial Asset When the Market for That Asset is Not Active.” This statement, which is consistent with the Portfolio’s fair value measurement policies, explains the importance of taking into account all information available with respect to making a fair value measurement. Specifically, this statement clarifies that it may be more appropriate to use GSAM estimate rather than independent data, or for GSAM to make adjustments to independent data, when determining fair value if there are no active market transactions to substantiate the independent data.
     The following is a summary of the levels within the fair value hierarchy in which the Funds invest:

					Structured Emerging						Structured International
	Structured International Equity Flex				Markets Equity		Structured International Equity				Small Cap
	Investments in		Other	Other	Investments in		Investments in		Other	Other	Investments in
	Securities		Investments –	Investments –	Securities		Securities		Investments –	Investments –	Securities Long		Derivatives	Derivatives
Level	Long – Assets		Assets	Liabilities	Long – Assets		Long – Assets		Assets	Liabilities	Long – Assets		– Assets	– Liabilities

Level 1	$676,038		$23,045	$(34,844)	$37,716,745		$81,956,824		$66,179	$(1,273,993)	$—		$882	$(74,819)
Level 2	72,555,593	(a)	227,248	(15,940)	118,895,299	(a)	1,767,662,044	(a)	—	(2,887)	71,346,904	(a)	—	—
Level 3	—		—	—	—		—		—	—	—	(b)	—	—

Total	$73,231,631		$250,293	$(50,784)	$156,612,044		$1,849,618,868		$66,179	$(1,276,880)	$71,346,904		$882	$(74,819)

(a)	To adjust for local market closing timing, the Funds may utilize fair value model prices for international equities provided by an independent service resulting in a Level 2 classification.
(b)	Amount includes securities with a market value of $0.
The following is a reconciliation of Level 3 investments for the period ended January 31, 2009:

Structured International
Small Cap
Investments in
Level 3	Securities Long — Assets

Beginning Balance as of October 31, 2008	$—
Realized Gain (Loss)	—
Change in Unrealized Gain (Loss)	(22,295)
Net Purchases (Sales)	—
Net transfers in and/or out of Level 3	22,295

Ending Balance as of January 31, 2009	$—

Foreign Currency Translations — The books and records of the Funds are accounted for in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars (using 4:00 p.m. Eastern Time exchange rates) on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.
     Net realized and unrealized gain (loss) on foreign currency transactions represents: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) currency gains and losses between trade date and settlement date on investment security transactions and forward exchange contracts; and (iii) gains and losses from the difference between amounts of dividends, interest and foreign withholding taxes recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on equity securities and derivative instruments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but included with the net realized and unrealized gain (loss) on investments. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases and decreases in unrealized gain (loss) on foreign currency related transactions.
Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions, portfolio positions or to seek to increase total return. All commitments are “marked-to-market” daily at the applicable translation rates and any resulting unrealized gains or losses are recorded by the Funds. The Funds record realized gains or losses on the settlement date of a contract.
     Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
     The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. For forward foreign currency exchange contracts, the Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under the contracts.
Futures Contracts — The Funds may purchase or sell futures contracts to hedge against changes in interest rates, securities prices, currency exchange rates, or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Funds recognize a realized gain or loss when a contract is closed or expires.
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss. For futures contracts, the Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under the contracts.

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS
Schedule of Investments (continued)
January 31, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
Market and Credit Risks — In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The Funds may be exposed to additional credit risk that an institution or other entity with which the Funds have unsettled or open transactions will default.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.
Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), formerly Boston Global Advisers, a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securites breach its agreement with the Funds or become insolvent.
     Effective October 7, 2008, the Funds invested the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio II of Boston Global Investment Trust (“Enhanced Portfolio II”), a Delaware statutory trust. The Enhanced Portfolio II is exempt from registration under Section 3(c)(7) of the Act and is managed by GSAMI, for which GSAMI may receive an investment advisory fee of up to 0.10% on an annualized basis of the average daily net assets of the Enhanced Portfolio II. The Enhanced Portfolio II primarily invests in short-term investments, but is not a “money market fund” subject to the requirements of Rule 2a-7 of the Act. The Funds bear the risk of incurring a loss from the investment of cash collateral due to either credit or market factors. Prior to October 7, 2008, the Funds invested the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust. Both the Funds and GSAL receive compensation relating to the lending of the Funds’ securities.
Total Return Swap Transactions — The use of total return swaps is a highly specialized activity which involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. The Structured International Equity Flex Fund’s transactions in total return swaps may be significant. These transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Fund’s direct investments in equity securities.
     Transactions in total return swaps can involve greater risks than if the Fund had invested in securities directly since, in addition to general market risks, swaps are leveraged and are also subject to illiquidity risk, counterparty risk, credit risk and pricing risk. Because they have terms of greater than seven days, swap transactions may be considered to be illiquid. Moreover, the Fund will bear the risk of loss of the amount expected to be received under a total return swap in the event of the default, by, or bankruptcy of a swap counterparty. Total return swaps may also be subject to pricing or “basis” risk, which exists when a particular swap becomes extraordinarily expensive relative to historical prices or the price of corresponding cash market instruments. Under certain market conditions it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity. If a swap transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.
     The prices of total return swaps can be volatile, and a variance in the degree of volatility or in the direction of securities prices from the investment adviser’s expectations may produce significant losses in the Fund’s investments in swaps. In addition, a perfect correlation between a total return swap and a security’s position may be impossible to achieve. As a result, the investment adviser’s use of total return swaps may not be effective in fulfilling the investment adviser’s investment strategies and may contribute to losses that would not have been incurred otherwise.
     Total return swaps are valued based on the market value of the underlying long and short positions in the swap, valued daily at the last sale price or official closing price on the principal exchange or system on which they are traded. The total market value of the underlying securities plus financing fees, the value of corporate actions, and dividend accruals comprises the total market value of the total return swap position. Total return swaps are reset monthly with change in market value reflected as realized gain or loss. The Fund must also set aside liquid assets, or engage in other appropriate measures to cover their obligations for short positions held within the total return swap.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	April 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	April 1, 2009

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date	April 1, 2009

* Print the name and title of each signing officer under his or her signature.